UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-05684

                              ALPINE EQUITY TRUST
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                                   3RD FLOOR
                              MILWAUKEE, WI 53202
              (Address of principal executive offices) (Zip code)

                                SAMUEL A. LIEBER
                       ALPINE MANAGEMENT & RESEARCH, LLC
                       2500 WESTCHESTER AVENUE, SUITE 215
                            PURCHASE, NEW YORK 10577
                    (Name and address of agent for service)

                                 1-888-785-5578
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2003

Date of reporting period:  FOR SEMI-ANNUAL PERIOD ENDED APRIL 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.
-------------------------------
                                 (ALPINE LOGO)

                                  MUTUAL FUNDS

                          REALTY INCOME & GROWTH FUND

                          U.S. REAL ESTATE EQUITY FUND

                     INTERNATIONAL REAL ESTATE EQUITY FUND

                              DYNAMIC BALANCE FUND

                               SEMI-ANNUAL REPORT
                                 April 30, 2003

     This material must be preceded or accompanied by a current prospectus.

                               TABLE OF CONTENTS

                   Portfolio Manager's Report to Shareholders
                                     PAGE 1

                       Schedules of Portfolio Investments
                                    PAGE 13

                      Statements of Assets and Liabilities
                                    PAGE 20

                            Statements of Operations
                                    PAGE 21

                            Statements of Cash Flows
                                    PAGE 22

                      Statements of Changes in Net Assets
                                    PAGE 24

                         Notes to Financial Statements
                                    PAGE 28

                              Financial Highlights
                                    PAGE 35

Portfolio Manager's Report to Shareholders                 Alpine Mutual Funds

Dear Shareholder:

   We are pleased to provide investors with this mid-year update covering the six-month period through April 30, 2003 for the Alpine family of equity mutual funds. During this period, the four Alpine equity funds outperformed the Standard & Poor's 500 Index (S&P 500), as the Alpine U.S. Real Estate Equity Fund-Y gained 12.16%, Alpine International Real Estate added 8.55%, Alpine Realty Income & Growth produced 9.06%, and Alpine Dynamic Balance Fund generated 8.00%, while the S&P 500 total return was 4.48%. This continues the multi-year pattern of Alpine's Funds producing positive returns while most equity market indices were negative. Indeed, over the trailing three-year period ended April 30, 2003, both the Alpine U.S. Real Estate Equity Fund and the Alpine Realty Income & Growth Fund exceeded most of the 12,227 mutual funds ranked by Lipper Analytical Services, placing #37 and #72, respectively, as well as being ranked #1 and #4 among 132 Real Estate Funds followed by Lipper, with annualized total returns of 21.07% and 17.07%, respectively. The Alpine Dynamic Balance Fund has also begun to show its pedigree in only twenty-two months since its inception. We are also pleased with the progress of both the Alpine Tax Optimized Income Fund and Alpine Municipal Money Market Fund, which are not part of this equity fund report.

A SHIFT IN SENTIMENT
--------------------

   Over the past six-months, the financial markets stabilized and rallied above the lows of last October, probably ending the three-year slide in equities.
This sentiment shift included a notable rebound in beaten down tech and telecom shares, as well as strong gains in both junk bonds and emerging market debt. We believe this reflects diminished risk premiums (i.e.: the additional return required to offset higher risk) which have shrunk based on renewed hope for economic recovery. Thus, as the S&P 500 gained 4.48% during this six-month period, one might have expected historically defensive sectors such as real estate to underperform, yet, in our opinion, both the Morgan Stanley REIT Index and Wilshire Real Estate Securities Total Return Index did well adding 11.11% and 12.08%, respectively. We suspect that these solid returns reflect not only a continuation of the strong relative outperformance of property stocks since early 2000, but also investors' increased desire for dividend income and enhanced investment diversification. This mirrors the direct property market where strong investment flows have supported, and even lifted capital values despite globally weak tenant demand, which has suffered from soft economic conditions. The capital markets appear to be anticipating an extended period of economic strength and growing corporate earnings.

SIGNS OF RECOVERY?
------------------

   The recent equity market gains have preceded any material or sustained improvement in the economy. While the stock market has often anticipated future trends in earnings and the economy, so has the bond market! It is notable that this equity rally has been accompanied by an historic drop in interest rates to 45-year lows. Usually, the prospect of economic strength leads to higher interest rates, so does this rally in both stocks and bonds imply future growth without inflation, or is this reflecting continued economic uncertaintyo The potential for deflation, which we have discussed in these reports for the past eighteen months, is now more frequently and openly discussed, as the expected economic rebound may either be delayed or diminished. To combat such weakness, the Federal Reserve is using low rates to pump liquidity into the financial system, by maximizing consumer's debt capacity. Nonetheless, retail sales are growing at the slowest pace since September 2001, with year on year levels roughly flat when adjusted for inflation. Large department store sales are down for each of the past six months. Local sales and property tax increases and service cuts are the result of less support and expensive new programs transferred from the federal level to state and municipal governments. Crude oil remains above $30 per barrel versus its five-year average below $24, and natural gas prices are rising. Yet consumer confidence levels are higher than almost any time over the last twenty years, with the exception of 1997 through 2000, and home sales are above last year's record levels.

   Given the current lack of economic direction, the prospects for a continued recovery in the stock market remain questionable as we approach the summer. The war in Iraq ended with a quick burst of consumer confidence and investor enthusiasm. However, will this be sustained by renewed business spending and consumption as we enter the key summer holiday seasono Or will it quickly subside as occurred after a similar surge following the '91 Gulf Waro While the capital markets are partially discounting the next extended economic growth cycle, the essential issue is when will it materialize and with how much vigor! The second quarter earnings reports and business prospects will be carefully scrutinized for clues.

UNCERTAIN STIMULUS
------------------

   The just voted tax cut legislation will likely have less impact this year than next. The long-term net benefits for the economy are theoretically stimulative, however, the lack of specific investment or industry targeting will create an uncertain multiplier effect and their backend loading does not alleviate the debt and equity markets' concern over rising deficits. From our perspective, the greatest risk with this fiscal stimulus is that of potential ineffectiveness. For example, throughout the 1990's, Japan's large fiscal stimulus packages were spent mainly on public construction projects in rural locations, which had minimal enduring benefit and limited impact across the economy. For every dollar spent, there was little multiplier effect, so the resulting low return on invested capital (R.O.I.C.) proved disastrous. These deficit funded stimulus packages could not sustain a recovery, yet increased the country's debt burden. Today, Japan's government deficit is estimated to be more than 7% of GDP, creating a drag on growth. By comparison, our country's looming massive expenditures for stabilizing Iraq, providing for homeland defense, healthcare, pensions and social security, all of which will provide a questionable R.O.I.C., combined with this tax cut package could further add to the fiscal burden with questionable stimulative impact. Thus, the recent sell-off in the U.S. dollar, amidst talk of global deflation may be foreshadowing low long-term growth prospects. Meanwhile, the equity markets have been focusing on short-term improvements in investor sentiment from tax cuts, and deferring any long-term assessment until it becomes more quantifiable.

DEFLATION AND REAL ESTATE
-------------------------

   With the exception of Japan, building costs and land values around the world have not moderated, thanks to cheap capital. However, if our economy does not materially improve over the next few years, stagnant demand could lead to falling rents and declining values for commercial property. The relative economic stability afforded by long-term leases is already notably weaker as net cash flow returns are eroding for many office owners. However, an economic recovery could begin to turn this tide and ultimately lead to income and value growth. Till then, the owners of buildings in the best locations with long-term leases to strong tenants should be best positioned to sustain values.

   Sam Zell, the famous real estate conglomerator told a conference a few years ago that modern property investors had not seen deflation and were unprepared for how it might impact commercial rentals. Recently, Zell's Equity Office Properties decided to cut back its nationwide field offices from 169 to 48 to reduce costs. Many other REITS have taken similar cost savings actions while focusing on new sources of revenue from creating and managing investment partnerships for institutions. This pattern of centralized cost reductions and growing fee management by outsourcing capital and assets has grown in acceptance by REITS over the past few years. This follows a similar evolution of the real estate company operating model in Japan during the mid-1990's. Although this had a positive earnings impact, it did not fully offset Japan's increasingly deflationary trend of the past few years. While we still assign a low probability to a deflationary outcome in the U.S., our global perspective has helped us to prepare for such a scenario.

PROSPECTS AND PORTFOLIO POSITIONING
-----------------------------------

   Even though Alpine is optimistic over the long-term, the medium-term may remain difficult for many sectors of the economy. We do not see significant precursors of either demand or inflation which might exceed recent trends. Potential beneficiaries of a continued low inflation, slow growth, cheap money world full of global competition, will be businesses which are large capital users and have potential for pricing power. While many financial firms enjoy some of these qualities, competition is fierce. Homebuilders are among the few businesses enjoying growth in both market share and potential demand. Hence, they still command pricing power, as witnessed by steadily rising annualized median home prices of 3.7% and 4.4% for the past twelve and thirty-six months.

   Rising public company valuations may also stimulate corporate mergers or acquisitions. During the review period, Alpine holdings in both Taubman Centers and Clayton Homes received opportunistic takeover offers, which have created some controversy. Since April, Alpine's investments in RFS Hotel Investors and Mid-Atlantic Realty benefited when the companies agreed to be acquired at what we believe are fair prices. We expect this type of activity to continue, potentially boosting valuations further.

   Currently the economy appears to be swaying back and forth between the cusp of recovery and the slippery slope of deflation, so Alpine has taken specific approaches to the portfolios of its Funds, emphasizing the distinct investment orientation of each fund. We have kept a more aggressive emphasis on early cyclical recovery beneficiaries in the U.S. Real Estate Equity Fund, while taking a more defensive posture in shaping the portfolio of the Realty Income and Growth Fund. Thus, the U.S. portfolio is more concentrated, particularly in homebuilders, while Income and Growth favors numerous smaller individual holdings with a focus on dividends, as well as senior preferred equity shares for yield and reduced volatility. The International Real Estate Fund has been focused on both historically undervalued individual property stocks, and cyclically attractive regional investments. The Dynamic Balance Fund continues to focus on high quality income from U.S. Treasuries, quality dividend paying stocks offering growth, as well as temporarily undervalued, solid companies. When the economic trend becomes more clear, we will then align the emphasis of each of the Funds, as appropriate, to fit the long term prospects.

   The following individual sections will provide a portfolio level discussion of each Fund and its performance. We hope this report provides greater insight into these portfolios, permitting investors to select the Alpine Fund(s) which meet your needs.

   Thank you for your interest and support.

SINCERELY,

/S/SAMUEL A. LIEBER

SAMUEL A. LIEBER
President

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

This letter and those that follow represent the opinions of Alpine Funds management and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the following pages for more information regarding holdings and index descriptions.

Lipper averages are compiled by Lipper Analytical Services, Inc., an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Lipper Analytical Services, Inc. rankings are based on fund total returns for the periods shown. Rankings do not take into account sales charges.

Mutual fund investing involves risk. Principal loss is possible. Funds that concentrate their investments in a specific sector, such as real estate, may experience more volatility and be exposed to greater risk than more diversified mutual funds. Alpine advocates the use of sector funds as part of an integrated investment strategy. International investing involves increased risk and volatility.

Must be preceded or accompanied by a prospectus. Please read it carefully before you invest or send money.

Quasar Distributors, LLC, Distributor.  06/03

Portfolio Manager's Report to Shareholders   Alpine Realty Income & Growth Fund

Value of a $10,000 Investment

                 Alpine Realty Income &       Morgan Stanley
    Date       Growth Fund Class Y Shares       REIT Index        S&P 500 Index
    ----       --------------------------       ----------        -------------
 12/29/1998             $10,000                   $10,000           $10,000
 12/31/1998             $10,170                   $10,162            $9,899
  1/31/1999             $10,250                    $9,889           $10,313
  2/28/1999              $9,990                    $9,727            $9,993
  3/31/1999             $10,005                    $9,674           $10,392
  4/30/1999             $11,066                   $10,609           $10,795
  5/31/1999             $11,369                   $10,834           $10,540
  6/30/1999             $11,250                   $10,632           $11,125
  7/31/1999             $10,984                   $10,298           $10,778
  8/31/1999             $10,810                   $10,199           $10,724
  9/30/1999             $10,481                    $9,772           $10,431
 10/31/1999             $10,314                    $9,549           $11,090
 11/30/1999             $10,220                    $9,407           $11,316
 12/31/1999             $10,641                    $9,700           $11,982
  1/31/2000             $10,652                    $9,760           $11,380
  2/29/2000             $10,533                    $9,605           $11,165
  3/31/2000             $11,006                    $9,958           $12,256
  4/30/2000             $11,905                   $10,627           $11,888
  5/31/2000             $12,168                   $10,725           $11,644
  6/30/2000             $12,772                   $10,990           $11,931
  7/31/2000             $13,519                   $11,987           $11,744
  8/31/2000             $13,218                   $11,495           $12,473
  9/30/2000             $13,579                   $11,849           $11,815
 10/31/2000             $12,967                   $11,287           $11,765
 11/30/2000             $13,171                   $11,485           $10,838
 12/31/2000             $14,045                   $12,301           $10,891
  1/31/2001             $14,553                   $12,353           $11,277
  2/28/2001             $14,403                   $12,141           $10,250
  3/31/2001             $14,064                   $12,241            $9,601
  4/30/2001             $14,416                   $12,525           $10,346
  5/31/2001             $14,885                   $12,805           $10,416
  6/30/2001             $15,463                   $13,578           $10,162
  7/31/2001             $15,440                   $13,285           $10,062
  8/31/2001             $15,690                   $13,776            $9,433
  9/30/2001             $14,934                   $13,226            $8,671
 10/31/2001             $14,450                   $12,783            $8,837
 11/30/2001             $15,201                   $13,528            $9,514
 12/31/2001             $15,820                   $13,879            $9,598
  1/31/2002             $16,329                   $13,847            $9,458
  2/28/2002             $16,577                   $14,121            $9,275
  3/31/2002             $17,453                   $15,031            $9,624
  4/30/2002             $18,232                   $15,127            $9,041
  5/31/2002             $18,270                   $15,319            $8,975
  6/30/2002             $18,788                   $15,759            $8,336
  7/31/2002             $18,330                   $14,875            $7,686
  8/31/2002             $18,343                   $14,900            $7,736
  9/30/2002             $17,941                   $14,358            $6,896
 10/31/2002             $17,515                   $13,637            $7,503
 11/30/2002             $17,981                   $14,266            $7,944
 12/31/2002             $18,186                   $14,385            $7,477
  1/31/2003             $18,055                   $13,989            $7,282
  2/28/2003             $17,896                   $14,239            $7,173
  3/31/2003             $18,234                   $14,538            $7,242
  4/30/2003             $19,102                   $15,152            $7,838

This chart represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark. Past performance is not predictive of future results. Investment return and principal value of the Realty Income & Growth Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The returns set forth reflect the waiver of certain fees. Without the waiver of fees, total return would have been lower.

The Morgan Stanley REIT Index ("RMS") is a total return index comprising of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The Lipper Real Estate Funds Average is an average of funds that invest 80% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Morgan Stanley REIT Index, Lipper Real Estate Funds Average and S&P 500 Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment adviser fees. The performance for the Realty Income & Growth Fund reflects the deduction of fees for these value-added services. Investors cannot directly invest in an index.

                    COMPARATIVE TOTAL RETURNS AS OF 4/30/03

                                     6 MONTHS(1)<F1>      1 YEAR        3 YEAR      SINCE INCEPTION(2)<F2>
                                     ---------------      ------        ------      ----------------------
Alpine Class Y                             9.06%            4.76%       17.07%              16.09%
----------------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index                 11.11%            0.16%       12.55%              10.06%
S&P 500 Index                              4.48%          -13.31%      -12.97%              -5.47%
Lipper Real Estate Funds Average          10.76%            0.19%       11.93%               9.57%
Lipper Real Estate Fund Rank                 N/A(1)<F1)    11/156        4/132               1/106

(1)<F1> Not annualized. The NASD does not recognize rankings for less than one year.
(2)<F2>   Class Y shares commenced on December 29, 1998.

                         GEOGRAPHICAL DISTRIBUTION*<F3>

                    Mid Atlantic                         21%
                    Pacific Southwest                    17%
                    Southeast                            16%
                    Midwest                              15%
                    South                                13%
                    New England                           6%
                    Mountain States                       5%
                    Central Plains                        3%
                    Pacific Northwest                     3%
                    International                         1%

                            SECTOR DISTRIBUTION*<F3>

                    Retail                               27%
                    Office/Industrial                    22%
                    Lodging                              12%
                    Health Care                          11%
                    Apartments                            9%
                    Mortgage/Finance                      7%
                    Other                                 5%
                    Diversified                           4%
                    Net Lease                             3%

TOP 10 HOLDINGS*<F3>
 1.  iStar Financial Inc.                                   3.55%
 2.  Nationwide Health Properties, Inc.                     3.30%
 3.  Prime Group Realty Trust, 9.00%, Series B              3.26%
 4.  Chelsea Property Group, Inc.                           2.77%
 5.  Simon Property Group, Inc.                             2.65%
 6.  Alexandria Real Estate Equities, Inc.                  2.58%
 7.  La Quinta Corporation, 9.00%, Series A                 2.57%
 8.  General Growth Properties, Inc.                        2.46%
 9.  La Quinta Corporation                                  2.43%
10.  Vornado Realty Trust                                   2.40%

*<F3> Portfolio holdings, geographical distributions and/or sector distributions are as of 4/30/03 and are subject to change. Portfolio holdings are not recommendations to buy or sell any securities. Top 10 Holdings does not include short-term investments.

   The Alpine Realty Income & Growth Fund returned 9.06% during the six-month period that ended April 30, 2003. Net asset value per share increased to $14.30 from $13.55. The Fund made a quarterly income distribution of $.215 as well as a $.052 long term gain distribution on December 20, 2002 and another $.1875 income distribution on March 25, 2003. The Fund's performance compares favorably to the 4.48% return of the S&P 500 Index, yet lagged the 11.11% return of the Morgan Stanley REIT Index (the "RMS Index"). Due to our cautious outlook on near-term fundamentals, the Fund has maintained above average liquidity, dampening performance. Since its inception on December 29, 1998 through April 30, 2003, the Fund achieved an annualized return of 16.09% and received the #1 ranking among the 106 real estate funds tracked by Lipper Analytical Services, Inc. within Lipper's Real Estate Funds category which averaged 9.57%. The table on the left shows the Fund's returns and Lipper rankings for the latest, one-year, three-year, and since inception periods.

   Two significant trends influenced real estate markets during the period - (i) deterioration in underlying fundamentals across many property types, albeit at a decelerating pace, and (ii) strong capital inflows to both public and private real estate. Office, warehouse, and apartment markets experienced weak demand resulting in rising vacancies and higher costs of replacing tenancies. While pundits debate whether market conditions bottomed during the period, the more relevant issue from our perspective is what will be the slope of recovery and resultant absorption of excess real estate capacity. Clearly real estate fundamentals are derivative of the economy and improvements in operating cash flow will be dependent upon job growth and increased corporate investment.
Signs of such improvement have been minimal to date causing the Federal Reserve to maintain a stimulative monetary policy. In the interim, real estate companies have the opportunity to make powerful improvements to their balance sheets. As a capital intensive industry, real estate operators can obtain attractive long term debt, meaningfully lower their cost of capital, and be well positioned for opportunities when markets conditions improve.

   With interest rates on both corporate and Treasury obligations declining to the lowest levels in over forty years, investors seeking higher yielding alternatives have focused on real estate. In the private markets, investors have purchased properties with multi-year contractual cash flows such as well-leased office and shopping center assets at initial yields that appear aggressive on a historic basis but attractive relative to other current investment options. Even apartment properties, impacted by weak overall market conditions, have traded at initial yields in the 6%-7% range. In the public markets, investors have found the dividend yield of REIT securities compelling and poured money into the sector. Real estate mutual funds, accounting for only a fraction of equity investment in the sector ($15.4 billion at 2002YE) but nevertheless a good proxy for overall activity, experienced approximately $700 million of inflows during the first four months of 2003, after gaining over $3.3 billion in 2002. Strong capital inflows have buoyed securities pricing, allowing REITs, as represented by the RMS Index, to outperform the broader equity indices such as the S&P 500 for a seventh consecutive six-month period and producing absolute returns in excess of our expectations.

   The best performing sectors within the RMS Index over the last six months were companies owning retail centers such as outlet malls, strip centers, and regional malls, which returned 24.41%, 18.22%, and 17.84%, respectively. Strong demand from retailers, a steady consumer, and growth from acquisitions of new properties allowed retail companies to maintain current and prospective earnings increases. Retail companies represent the largest weighting in the Fund and received additional investment during the period. Chelsea Property Group, a top ten holding and perennial favorite, returned 25.32% while Developers Diversified Realty, The Macerich Company, The Rouse Co., Kimco Realty, Glimcher Realty Trust, and Taubman Centers all returned in excess of 20%.

   From our perspective, surprisingly strong returns were also achieved by manufactured home (+13.91%) and apartment (+12.13%) owning companies despite negative earnings growth caused in part by the home purchase alternative and new supply additions, both spurred on by low interest rates. Equity Residential (+13.16%) and Post Properties (+15.55%) were the Fund's best performers here. Even office companies achieved double digit returns of 11.12% despite extremely competitive market conditions as investors sought yield and anticipated the benefits of a cyclical rebound in the economy. Notable returns in this category for the Fund were produced by one of our deep value plays, Prime Realty Group, whose common and Series B preferred shares (a top ten holding) returned 43.82% and 31.51% over the period. Though disappointing results were produced by several of the fund's holdings in the lodging and healthcare sectors, including Meristar Hospitality, La Quinta Corp, and Nationwide Health Properties, we believe attractive returns may be achieved in these areas as economic recovery restores business travel to healthier levels and recent legislative changes improve Medicare funding for operators. Hotel REITs currently trade at significant discounts to replacement value.

   Our intent is to maintain a conservative bias in the near term with a balanced portfolio of preferred equities, companies operating with competitive advantages in defined niches, REITs able to meaningfully lower their cost of capital, and discounted value situations. As economic signs warrant, we will increase early cyclical opportunities and expect to generate attractive relative returns.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

Please refer to the schedule of portfolio investments for fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Portfolio Manager's Report to Shareholders   Alpine U.S. Real Estate Equity Fund

Value of a $10,000 Investment

                  Alpine U.S. Real Estate Equity         Wilshire Real Estate
    Date                Fund Class Y Shares                Securities Index
    ----                -------------------                ----------------
   9/1/1993                   $10,000                           $10,000
  9/30/1993                   $10,350                           $10,400
 10/31/1993                   $10,570                           $10,106
 11/30/1993                   $10,180                            $9,664
 12/31/1993                   $10,760                            $9,653
  1/31/1994                   $11,102                            $9,943
  2/28/1994                   $11,403                           $10,350
  3/31/1994                   $10,901                            $9,871
  4/30/1994                   $10,740                            $9,983
  5/31/1994                   $10,358                           $10,191
  6/30/1994                   $10,117                            $9,990
  7/31/1994                   $10,087                           $10,013
  8/31/1994                   $10,529                           $10,007
  9/30/1994                   $10,117                            $9,839
 10/31/1994                    $9,635                            $9,480
 11/30/1994                    $9,092                            $9,109
 12/31/1994                    $9,591                            $9,816
  1/31/1995                    $9,404                            $9,499
  2/28/1995                    $9,726                            $9,796
  3/31/1995                    $9,674                            $9,853
  4/30/1995                    $9,581                            $9,778
  5/31/1995                   $10,392                           $10,102
  6/30/1995                   $10,839                           $10,276
  7/31/1995                   $11,276                           $10,444
  8/31/1995                   $11,526                           $10,571
  9/30/1995                   $11,900                           $10,766
 10/31/1995                   $11,557                           $10,425
 11/30/1995                   $11,443                           $10,534
 12/31/1995                   $12,870                           $11,145
  1/31/1996                   $13,074                           $11,305
  2/29/1996                   $12,999                           $11,528
  3/31/1996                   $13,085                           $11,625
  4/30/1996                   $12,977                           $11,687
  5/31/1996                   $13,612                           $11,949
  6/30/1996                   $13,601                           $12,180
  7/31/1996                   $13,139                           $12,071
  8/31/1996                   $13,397                           $12,585
  9/30/1996                   $13,515                           $12,899
 10/31/1996                   $13,784                           $13,248
 11/30/1996                   $14,688                           $13,798
 12/31/1996                   $15,758                           $15,271
  1/31/1997                   $16,464                           $15,488
  2/28/1997                   $16,998                           $15,502
  3/31/1997                   $16,229                           $15,557
  4/30/1997                   $16,030                           $15,054
  5/31/1997                   $16,787                           $15,502
  6/30/1997                   $18,721                           $16,268
  7/31/1997                   $20,717                           $16,810
  8/31/1997                   $21,250                           $16,685
  9/30/1997                   $24,151                           $18,333
 10/31/1997                   $23,370                           $17,551
 11/30/1997                   $23,411                           $17,903
 12/31/1997                   $24,490                           $18,303
  1/31/1998                   $23,965                           $18,045
  2/28/1998                   $24,898                           $17,816
  3/31/1998                   $25,875                           $18,167
  4/30/1998                   $25,044                           $17,594
  5/31/1998                   $24,212                           $17,426
  6/30/1998                   $24,183                           $17,334
  7/31/1998                   $22,316                           $16,128
  8/31/1998                   $17,941                           $14,453
  9/30/1998                   $18,189                           $15,262
 10/31/1998                   $17,853                           $15,051
 11/30/1998                   $18,743                           $15,334
 12/31/1998                   $19,344                           $15,115
  1/31/1999                   $19,565                           $14,787
  2/28/1999                   $18,079                           $14,670
  3/31/1999                   $17,445                           $14,591
  4/30/1999                   $20,198                           $16,146
  5/31/1999                   $20,346                           $16,419
  6/30/1999                   $19,860                           $16,142
  7/31/1999                   $19,021                           $15,523
  8/31/1999                   $17,563                           $15,291
  9/30/1999                   $16,297                           $14,602
 10/31/1999                   $15,502                           $14,330
 11/30/1999                   $15,634                           $14,105
 12/31/1999                   $15,944                           $14,635
  1/31/2000                   $15,237                           $14,695
  2/29/2000                   $14,781                           $14,414
  3/31/2000                   $16,032                           $15,045
  4/30/2000                   $16,312                           $16,118
  5/31/2000                   $16,606                           $16,310
  6/30/2000                   $17,357                           $16,860
  7/31/2000                   $17,563                           $18,373
  8/31/2000                   $19,256                           $17,712
  9/30/2000                   $19,933                           $18,287
 10/31/2000                   $18,829                           $17,492
 11/30/2000                   $18,093                           $17,886
 12/31/2000                   $19,521                           $19,129
  1/31/2001                   $22,583                           $19,320
  2/28/2001                   $21,170                           $18,917
  3/31/2001                   $20,964                           $18,932
  4/30/2001                   $22,671                           $19,384
  5/31/2001                   $22,406                           $19,926
  6/30/2001                   $23,142                           $20,996
  7/31/2001                   $23,761                           $20,576
  8/31/2001                   $22,730                           $21,295
  9/30/2001                   $19,977                           $20,032
 10/31/2001                   $19,933                           $19,283
 11/30/2001                   $22,215                           $20,532
 12/31/2001                   $24,438                           $21,127
  1/31/2002                   $25,689                           $21,219
  2/28/2002                   $26,852                           $21,709
  3/31/2002                   $27,795                           $23,042
  4/30/2002                   $30,680                           $23,181
  5/31/2002                   $29,577                           $23,416
  6/30/2002                   $30,990                           $23,896
  7/31/2002                   $26,367                           $22,416
  8/31/2002                   $26,294                           $22,426
  9/30/2002                   $25,116                           $21,436
 10/31/2002                   $25,808                           $20,369
 11/30/2002                   $25,883                           $21,377
 12/31/2002                   $25,205                           $21,690
  1/31/2003                   $25,530                           $21,055
  2/28/2003                   $24,557                           $21,365
  3/31/2003                   $25,382                           $21,908
  4/30/2003                   $28,948                           $22,830

This chart represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark. Past performance is not predictive of future results. Investment return and principal value of the U.S. Real Estate Equity Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The returns set forth reflect the waiver of certain fees. Without the waiver of fees, total return would have been lower.

The Wilshire Real Estate Securities Index is a market capitalization weighted performance index of listed property and real estate securities. The Lipper Real Estate Funds Average is an average of funds that invest 80% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Wilshire Real Estate Securities Index, Lipper Real Estate Funds Average and S&P 500 Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment adviser fees. The performance for the U.S. Real Estate Equity Fund reflects the deduction of fees for these value-added services. Investors cannot directly invest in an index.

                    COMPARATIVE TOTAL RETURNS AS OF 4/30/03

                                          6 MONTHS(1)<F5>       1 YR          3 YR         5 YR      SINCE INCEPTION(2)<F6>
                                          ---------------       ----          ----         ----      ----------------------
Alpine Class Y                                 12.16%          -5.65%        21.07%        2.94%             11.63%
---------------------------------------------------------------------------------------------------------------------------
Wilshire Real Estate Securities Index          12.08%          -1.52%        12.28%        5.35%              8.92%
S&P 500 Index                                   4.48%         -13.33%       -12.70%       -2.09%              9.30%
Lipper Real Estate Funds Average               10.76%           0.19%        11.93%        4.59%              8.23%
Lipper Real Estate Fund Rank                     N/A(1)<F5>   150/156        1/132         73/88               1/7

(1)<F5> Not annualized. The NASD does not recognize rankings for less than one year.
(2)<F6>   Class Y shares commenced on September 1, 1993.

                         GEOGRAPHICAL DISTRIBUTION*<F7>

                    Pacific Southwest                    21%
                    Mid Atlantic                         19%
                    Southeast                            19%
                    South                                14%
                    Midwest                               9%
                    New England                           7%
                    Mountain States                       7%
                    Central Plains                        3%
                    Pacific Northwest                     1%

                            SECTOR DISTRIBUTION*<F7>

                    Homebuilder                          48%
                    Retail                               13%
                    Lodging                              12%
                    Office                               10%
                    Health Care                           5%
                    Other Diversified                     5%
                    Apartments                            3%
                    Operating                             3%
                    Land                                  1%

TOP 10 HOLDINGS*<F7>
 1.   The Ryland Group, Inc.                                7.86%
 2.   Hovnanian Enterprises, Inc. - Class A                 6.02%
 3.   Prime Group Realty Trust                              5.45%
 4.   Alexander's, Inc.                                     5.38%
 5.   Standard Pacific Corp.                                5.32%
 6.   M.D.C. Holdings, Inc.                                 4.94%
 7.   La Quinta Corporation                                 4.90%
 8.   Toll Brothers, Inc.                                   4.71%
 9.   Impac Mortgage Holdings, Inc.                         4.55%
10.   Chelsea Property Group, Inc.                          4.51%

*<F7> Portfolio holdings, geographical distributions and/or sector distributions are as of 4/30/03 and are subject to change. Portfolio holdings are not recommendations to buy or sell any securities. Top 10 Holdings does not include short-term investments.

   The Alpine U.S. Real Estate Equity Fund, Class Y produced a 12.16% total return for the six-months ended April 30, 2003 which compares with 12.08% for the Wilshire Real Estate Securities Total Return Index. While this Fund can experience short-term volatility, its long-term record as depicted in the compounded return graph and performance ranking tables on the opposite page show that it is the top real estate fund since its inception in 1993. This fund was conceived during the early stages of the prior economic cycle, and that is where we believe the economy is today. In 1993, the real estate market was still in distress, whereas today it is merely soft. Today, the challenges are different.

   The current slow growth, low interest rate environment is especially conducive to real estate stocks. Low interest rates are favorable both for commercial REIT's, which generate property level cash flows to support dividends, and for builders whose buyers can afford more expensive property. Unfortunately, the soft economy has impacted occupancy levels for many commercial properties. Combined with lower achievable rent, same-store revenues have been under pressure. For many property owners, the pressure on operating margins has offset the benefit of reduced finance costs.

   Given the average office lease duration of between five to ten years, and annual capex requirements for most such properties, we are especially cautious of recovery prospects. Apartment properties have short durations on their leases, however, a steady pace of new construction is impacting occupancies and rents. If the economic recovery continues to be slow and weak, these property types will deteriorate further. Thus only eight percent of the Fund is in these properties (office & apartments), and both are "fallen angels" trading below our estimates of net asset value.

   With almost a third of the Fund invested in REIT's, retail continues to be a key focus at 12.3% of the portfolio. The continued, if modest trend of consumer spending has supported retailers, and hence shopping center occupancies and rents. Hotel REIT's and lodging stocks make up 11.3% of the Fund. Since these stocks are no longer supporting sizeable dividends, given weakness in business travel, their share prices typically are trading at notable discounts to replacement cost. However, these positions represent a bet on recovery in the economy, upon which they should experience relatively rapid growth in cash flows.

   Homebuilding continues to be the most advantaged sector, benefiting from high affordability, rising prices, an expanding population of buyers, potential additional tax incentives, and the "American Dream" of home ownership. The results are record sales on both a year-to-date and trailing twelve-month basis. The combination of rising order backlogs and continued pricing power has led to double-digit revenue growth over the past few years. The benefits of growing scale and improved systems have also enhanced operating margins for most builders. Thus, homebuilding stocks have produced over 30% compounded annual growth in calendar earnings per share over the past three years according to Credit Suisse First Boston. Nonetheless, they still trade at a significant discount to their long-term historic and relative price/earnings multiple. Finally, the continued expansion of market share at the expense of small, private builders should enable many of the public homebuilders to offset any modest market slowdown, when it occurs.

   Over the past year concerns that low mortgage rates would lead to a housing bubble has been an issue promoted by bears and short-sellers. They can no longer point to a potential recession deflating demand for housing since it did not happen this past period. Given supply constraints (i.e., environmental, zoning and limited buildable parcels) as well as low inventories of existing and newly completed homes, and the record level of transactions, it is notable that prices have not moved beyond historic patterns for the nation as a whole. The U.S. Census Bureau tracks new and existing home sales on a monthly basis. We use a trailing twelve-month average to smooth over month-to-month volatility in this series. Using this method, we calculate that the median new home price has risen by 3.72% over the past year, in comparison with 4.44% annualized over the past three years and 6.32% over the past thirty years. During the 1970's, the median new home price rose by 9.39% per year! When the same exercise is applied to existing home prices, inflation over the past year has been 7.31%, versus 6.31% per year for the past three and 6.08% over the past 30 years. Existing home prices during 1970's gained 9.79% per year.

   Granted, some housing markets can get overheated at times, particularly along both coasts, but the housing market is much less volatile than the financial markets. Over the past forty years, short-term declines in median home prices occasionally followed seasonal peaks, such as the Fall of 1969, 1979, 1990 and 1994. It is notable that within twelve months of the prior peak, prices had not only recouped these declines, but in each case increased! This is one reason why we smooth the data with trailing twelve-month averages.

   This happy median between inflation and deflation will not last indefinitely, but we believe it will remain in place for the next six-to-eighteen months. The Fund will likely maintain its current balance as long as the economy does not weaken or strengthen significantly.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

Please refer to the schedule of portfolio investments for fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Portfolio Manager's Report to Shareholders
Alpine International Real Estate Equity Fund

Value of a $10,000 Investment

              Alpine International        Citigroup             GPR General
             Real Estate Equity Fund   World (ex U.S.)      Property Securities
    Date         Class Y Shares        Property Index           Global Index
    ----         --------------        --------------           ------------
  4/30/1993          $10,000               $10,000                $10,000
  5/31/1993          $10,381               $10,661                $10,407
  6/30/1993          $10,199               $10,140                 $9,939
  7/31/1993          $10,666               $10,371                $10,190
  8/31/1993          $11,436               $11,069                $10,783
  9/30/1993          $11,721               $11,100                $10,895
 10/31/1993          $12,137               $12,329                $11,589
 11/30/1993          $11,739               $11,779                $11,118
 12/31/1993          $12,915               $14,243                $12,650
  1/31/1994          $12,994               $14,724                $13,186
  2/28/1994          $13,143               $14,122                $12,880
  3/31/1994          $12,215               $12,782                $12,150
  4/30/1994          $12,206               $12,899                $12,280
  5/31/1994          $12,022               $13,054                $12,429
  6/30/1994          $11,672               $12,493                $12,148
  7/31/1994          $11,759               $13,119                $12,508
  8/31/1994          $12,285               $13,415                $12,632
  9/30/1994          $12,092               $13,226                $12,506
 10/31/1994          $11,812               $13,272                $12,550
 11/30/1994          $11,094               $12,012                $11,617
 12/31/1994          $11,101               $11,799                $11,637
  1/31/1995          $10,189               $11,190                $11,340
  2/28/1995          $10,199               $11,731                $11,600
  3/31/1995           $9,867               $12,140                $12,018
  4/30/1995          $10,024               $12,002                $11,998
  5/31/1995          $10,871               $12,758                $12,321
  6/30/1995          $10,953               $12,686                $12,317
  7/31/1995          $11,589               $13,238                $12,675
  8/31/1995          $11,368               $12,668                $12,216
  9/30/1995          $11,165               $12,904                $12,408
 10/31/1995          $10,668               $12,632                $12,254
 11/30/1995          $10,438               $12,955                $12,470
 12/31/1995          $11,285               $13,427                $12,844
  1/31/1996          $11,598               $14,551                $13,267
  2/29/1996          $11,598               $14,382                $13,272
  3/31/1996          $11,699               $14,704                $13,610
  4/30/1996          $12,076               $15,053                $13,715
  5/31/1996          $12,619               $15,113                $13,801
  6/30/1996          $12,435               $15,098                $13,865
  7/31/1996          $11,763               $14,639                $13,680
  8/31/1996          $11,837               $15,145                $14,071
  9/30/1996          $11,607               $15,854                $14,464
 10/31/1996          $11,331               $16,102                $14,594
 11/30/1996          $11,671               $17,390                $15,387
 12/31/1996          $11,847               $17,218                $15,450
  1/31/1997          $11,820               $17,050                $15,116
  2/28/1997          $11,506               $17,584                $15,284
  3/31/1997          $11,184               $16,452                $14,596
  4/30/1997          $10,492               $16,524                $14,485
  5/31/1997          $11,110               $18,155                $15,631
  6/30/1997          $11,571               $18,064                $15,687
  7/31/1997          $12,022               $18,342                $15,709
  8/31/1997          $11,690               $17,104                $14,838
  9/30/1997          $12,483               $17,623                $15,500
 10/31/1997          $11,958               $14,248                $13,676
 11/30/1997          $12,151               $13,863                $13,485
 12/31/1997          $12,345               $13,230                $13,191
  1/31/1998          $12,705               $12,514                $12,649
  2/28/1998          $13,645               $14,366                $13,599
  3/31/1998          $14,023               $13,990                $13,484
  4/30/1998          $14,060               $13,370                $13,064
  5/31/1998          $13,645               $12,073                $12,417
  6/30/1998          $13,267               $11,492                $12,058
  7/31/1998          $13,147               $10,783                $11,352
  8/31/1998          $10,861                $9,665                $10,409
  9/30/1998          $10,889               $10,186                $10,912
 10/31/1998          $11,949               $11,770                $11,819
 11/30/1998          $12,511               $12,250                $12,121
 12/31/1998          $12,672               $12,147                $11,942
  1/31/1999          $12,386               $11,696                $11,626
  2/28/1999          $12,044               $11,750                $11,497
  3/31/1999          $12,173               $12,445                $11,908
  4/30/1999          $13,549               $13,556                $12,933
  5/31/1999          $13,419               $13,079                $12,768
  6/30/1999          $13,844               $13,627                $12,973
  7/31/1999          $13,530               $13,763                $12,900
  8/31/1999          $13,060               $13,650                $12,615
  9/30/1999          $12,487               $13,118                $12,194
 10/31/1999          $12,210               $12,856                $11,944
 11/30/1999          $11,915               $13,354                $11,914
 12/31/1999          $12,321               $13,751                $12,172
  1/31/2000          $11,543               $13,057                $11,691
  2/29/2000          $11,450               $12,370                $11,168
  3/31/2000          $11,654               $13,191                $11,644
  4/30/2000          $11,478               $12,702                $11,776
  5/31/2000          $11,524               $12,043                $11,646
  6/30/2000          $12,256               $13,178                $12,274
  7/31/2000          $12,117               $13,274                $12,644
  8/31/2000          $12,497               $14,016                $12,757
  9/30/2000          $12,367               $13,768                $12,835
 10/31/2000          $11,793               $13,007                $12,238
 11/30/2000          $11,617               $13,151                $12,475
 12/31/2000          $12,571               $14,160                $13,435
  1/31/2001          $13,349               $14,327                $13,616
  2/28/2001          $13,321               $14,414                $13,666
  3/31/2001          $12,237               $13,070                $12,933
  4/30/2001          $12,617               $13,473                $13,236
  5/31/2001          $12,802               $13,418                $13,282
  6/30/2001          $13,192               $13,513                $13,588
  7/31/2001          $13,127               $13,281                $13,506
  8/31/2001          $13,025               $13,738                $13,980
  9/30/2001          $11,330               $12,316                $12,947
 10/31/2001          $11,432               $12,422                $12,811
 11/30/2001          $12,099               $12,683                $13,232
 12/31/2001          $12,478               $12,813                $13,426
  1/31/2002          $12,799               $12,557                $13,344
  2/28/2002          $13,054               $12,612                $13,564
  3/31/2002          $13,762               $13,079                $14,117
  4/30/2002          $14,668               $13,843                $14,686
  5/31/2002          $15,130               $14,507                $15,111
  6/30/2002          $15,036               $14,033                $15,206
  7/31/2002          $13,790               $13,510                $14,577
  8/31/2002          $13,554               $13,027                $14,327
  9/30/2002          $12,639               $12,408                $13,832
 10/31/2002          $13,035               $12,766                $13,797
 11/30/2002          $13,167               $13,132                $14,211
 12/31/2002          $13,247               $13,035                $14,368
  1/31/2003          $13,468               $12,937                $14,244
  2/28/2003          $13,247               $12,867                $14,338
  3/31/2003          $13,103               $12,456                $14,294
  4/30/2003          $14,149               $12,870                $14,778

This chart represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark. Past performance is not predictive of future results. Investment return and principal value of the International Real Estate Equity Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The returns set forth reflect the waiver of certain fees. Without the waiver of fees, total return would have been lower.

The GPR General Property Securities Global Index is a market weighted total return performance index, available on a monthly basis. The purpose of this index is to cover a broad range of property investment companies with a market capitalization of more than 50 million U.S. dollars. It is constructed on a total return basis with immediate reinvestment of all dividends. Investors cannot directly invest in an index. The Citigroup World (ex. U.S.) Property Index is a market weighted total return performance index, available on a monthly basis. The index consists of any companies from developed markets that has float larger than $100 million and derive more than half of its revenue from property-related activities. Investors cannot directly invest in an index. The MSCI ACWI (All Country World Index) Free (ex. U.S.) IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. Investors cannot directly invest in an index.

                    COMPARATIVE TOTAL RETURNS AS OF 4/30/03

                                          6 MONTHS(1)<F8>       1 YR          5 YR         10 YR      SINCE INCEPTION
                                          ---------------       ----          ----         -----      ---------------
Alpine Class Y                                 8.55%           -3.54%         0.13%        3.53%           3.81%
---------------------------------------------------------------------------------------------------------------------
Citigroup World (ex U.S.) Property Index       0.82%           -7.03%        -0.76%        2.55%           1.34%
GPR General Property
  Securities Global Index                      7.11%            0.63%         2.50%        3.98%           2.61%
Morgan Stanley Capital
  International ACWI Free (ex. U.S.)           3.00%          -15.54%        -6.77%        0.42%           0.00%

(1)<F8>   Not annualized.

                         GEOGRAPHICAL DISTRIBUTION*<F9>

                    Europe                               45%
                    Asia                                 38%
                    North America                        16%
                    Latin America                         1%

                            SECTOR DISTRIBUTION*<F9>

                    Office                               28%
                    Residential                          22%
                    Retail                               22%
                    Lodging                              18%
                    Industrial                            7%
                    Other                                 3%

TOP 10 HOLDINGS*<F9>
 1.  Gecina                                                 4.93%
 2.  Inmobiliaria Colonial S.A.                             4.83%
 3.  Alexander's, Inc.                                      4.30%
 4.  Euro Disney S.C.A.                                     4.01%
 5.  Unibail                                                3.60%
 6.  Diamond City Co., Ltd.                                 3.43%
 7.  Kiwi Income Property Trust                             3.43%
 8.  Japan Retail Fund Investment Corporation               3.40%
 9.  Wereldhave N.V.                                        3.36%
10.  Tokyu Land Corporation                                 3.05%

*<F9> Portfolio holdings, geographical distributions and/or sector distributions are as of 4/30/03 and are subject to change. Portfolio holdings are not recommendations to buy or sell any securities. Top 10 Holdings does not include short-term investments.

   During the six-month period ended April 30, 2003, the Alpine International Real Estate Equity Fund produced a total return of 8.55%. This compares favorably with the Fund's global (50% U.S., 50% Foreign) and international
(0% U.S.) property share benchmarks, the GPR General Property Securities Global Index and Citigroup World (ex U.S.) Property Index, which showed returns of 7.11% and -1.46%, respectively.

   A notable weakening in the dollar since last fall has benefited investing abroad. While the Dollar Trade-Weighted Index fell 8.85% during the period under review, the impact was not uniform. The New Zealand and Australian Dollars gained 16.45% and 13.33% respectively, in accord with solid economic performance. However, the Euro rose by 13.66% despite the overall weakening trend of European economies. The Yen added 3.41% despite Japan's malaise. We conclude that this sell down in the U.S. Dollar reflects unease following the war in Iraq and uncertainty over our economy's prospects.

   While this Fund benefited from the exposure of two-thirds of its portfolio to these currencies, several investment trends, as well as company specific situations also proved beneficial. This has been reflected in portfolio changes over the past six-months. From a thematic view, the global growth of tax efficient yield oriented stocks, similar to REIT's or property trusts, has been most notable in France and Japan. In France, existing companies can now become high-yielding REIT's at year-end, so the Fund bought shares in Gecina and SILIC. With exposure to apartment and industrial properties, they have strong cash flow prospects. The Fund also took advantage of weakness in lodging and resort stocks when the Iraq War broke out, to establish a position in Club Mediterranee. These purchases in combination with appreciation, raised France's weighting in the Fund from 12.2% to 22.6%, with a balance between high yield and undervalued recovery plays. This was funded by reducing U.S. REIT exposure and profit taking in Canada to bring North America's weighting from 25.9% down to 15.5%.

   The possibility of economic improvement in Japan stimulated by bank reform and the potential role of J-REIT's (Japanese REIT structure) in re-capitalizing the property sector there, motivated an increase in exposure to Japan from 10.4% to 13.2%. The stock selection process is focused on companies which might sell properties to J-REIT's (Diamond City and Tokyu Land), advise or manage REIT's (RECRM Research), or grow as a REIT (Japan Retail Fund.)

   The continued economic strength in Australia and New Zealand have justified the portfolio's overweight exposure to these markets, although formerly the Fund's largest holding, Kiwi Income Properties was reduced from 5.4% to 3.4% as we took profits. The sustained rebound in Thailand's economic growth has been manifested by capacity utilization of 68%, up 8.4 percentage points in twelve months, vehicle sales up 29.75%, and new housing up 48.64% year-on-year (YOY) as of March, while producing GDP growth of 6.7%. Given this background, the Fund raised its exposure to Thailand from 5.7% to 7.7%.

   While Hong Kong has been the weakest market in the portfolio, its generally low valuation was highlighted by a privatization bid for Kerry Properties by its major shareholder. The stock rose from the HK$6.00 level when an $8.50 offer was made in April. After the offer was raised in May to $9.50, the Fund sold its position. Dundee Realty in Canada appreciated nicely in January, as its shares initially rose from the C$16.00 range to around $21.00 after the company announced that it would restructure as a REIT and sell its homebuilding business. These examples illustrate just two ways in which undervaluation can be capitalized on for the Fund.

   Currently, the portfolio is balanced between dividend yielding trusts, recovering and ongoing growth situations, as well as undervalued property companies. Until an economic growth trend solidifies, we will continue this balanced and diversified investment policy.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

Please refer to the schedule of portfolio investments for fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Portfolio Manager's Report to Shareholders          Alpine Dynamic Balance Fund

Value of a $10,000 Investment

                  Alpine Dynamic       Moody's Equity Mutual
    Date           Balance Fund         Fund Balanced Index     S&P 500 Index
    ----           ------------         -------------------     -------------
   6/7/2001          $10,000                  $10,000              $10,000
  6/30/2001           $9,960                   $9,726               $9,593
  7/31/2001          $10,100                   $9,703               $9,499
  8/31/2001          $10,180                   $9,398               $8,904
  9/30/2001           $9,993                   $8,916               $8,185
 10/31/2001          $10,164                   $9,090               $8,341
 11/30/2001          $10,325                   $9,406               $8,981
 12/31/2001          $10,481                   $9,439               $9,060
  1/31/2002          $10,461                   $9,360               $8,928
  2/28/2002          $10,613                   $9,277               $8,755
  3/31/2002          $10,738                   $9,438               $9,085
  4/30/2002          $10,707                   $9,252               $8,534
  5/31/2002          $10,615                   $9,242               $8,471
  6/30/2002          $10,309                   $8,902               $7,868
  7/31/2002           $9,991                   $8,537               $7,254
  8/31/2002          $10,145                   $8,620               $7,302
  9/30/2002           $9,378                   $8,162               $6,508
 10/31/2002           $9,471                   $8,465               $7,081
 11/30/2002           $9,822                   $8,724               $7,497
 12/31/2002           $9,614                   $8,509               $7,057
  1/31/2003           $9,468                   $8,393               $6,872
  2/28/2003           $9,353                   $8,364               $6,769
  3/31/2003           $9,434                   $8,388               $6,835
  4/30/2003          $10,228                   $8,778               $7,397

This chart represents a comparison of a hypothetical $10,000 investment in the Fund versus a similar investment in the Fund's benchmark. Past performance is not predictive of future results. Investment return and principal value of the Dynamic Balance Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects voluntary fee waivers in effect. Without the waiver of fees, total return would have been lower.

The Moody's Equity Mutual Fund Balanced Index tracks a group of similar funds that typically correspond to standard classifications based on investment objectives and fundamental policies. The index includes balanced funds, asset allocation funds, and to a lesser extent, multiasset global funds. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Moody's Equity Mutual Fund Balanced Index and S&P 500 Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment advisor fees. The performance for the Dynamic Balance Fund reflects the deduction of fees for these value-added services. Investors cannot directly invest in an index.

                    COMPARATIVE TOTAL RETURNS AS OF 4/30/03

                                               6 MONTHS(1)<F10>      1 YEAR        SINCE INCEPTION(2)<F11>
                                               ----------------      ------        -----------------------
Alpine Dynamic Balance Fund                         8.00%            -4.47%                 1.20%
----------------------------------------------------------------------------------------------------------
Moody's Equity Mutual Fund Balanced Index           3.71%            -5.12%                -6.64%
S&P 500 Index                                       4.48%           -13.33%               -14.70%

(1)<F10>  Not annualized.
(2)<F11>  Dynamic Balance Fund commenced on June 7, 2001.

                        PORTFOLIO DIVERSIFICATION*<F12>

                    U.S. Gov't Obligations               15%
                    Short-Term Investments                2%
                    U.S. Gov't Agency Obligations         5%
                    Financial Services                   15%
                    Banks                                12%
                    Real Estate                          12%
                    Construction-Homebuilder              9%
                    Pharmaceutical                        8%
                    Utilities                             6%
                    Consumer Products & Services          4%
                    Conglomerate                          3%
                    Energy                                3%
                    Information Technology                2%
                    Retail                                2%
                    Publishing                            1%
                    Other                                 1%

TOP 10 HOLDINGS*<F12>
 1.  U.S. Treasury Bond, 6.000%, 2/15/2026                 12.52%
 2.  FNMA, 6.250%, 5/15/2029                                4.95%
 3.  Chelsea Property Group, Inc.                           3.27%
 4.  Centex Corporation                                     2.86%
 5.  U.S. Treasury Bond, 7.250%, 5/15/2016                  2.80%
 6.  Fannie Mae                                             2.75%
 7.  Pulte Homes, Inc.                                      2.51%
 8.  Johnson & Johnson                                      2.44%
 9.  FleetBoston Financial Corporation                      2.30%
10.  International Business Machines Corp.                  2.21%

*<F12> Portfolio holdings and/or sector distributions are as of 4/30/03 and are subject to change. Portfolio holdings are not recommendations to buy or sell any securities. Top 10 Holdings does not include short-term investments.

   We are pleased to provide you with a report on the fiscal first half year performance of the Alpine Dynamic Balance Fund in its period ending April 30th. The Fund provided an 8.00% return, with 6.80% in capital appreciation and 1.20% in dividend payments. This return compared favorably with the Fund's benchmark, the Moody's Balanced Equity Fund Index appreciation of 3.71% for the same period and the Standard & Poor's 500 Return of 4.48%. The Fund's annualized performance for the period since inception (June 7, 2001) was 1.20%, which compares with the Moody's Balanced Equity Fund Index decrease of -6.64% and the S&P 500 stock index decrease of -14.70%.

   While most of the Fund's top 10 holdings are larger capitalization equities, this does not fully suggest the range of the Fund's investment commitments and its search for opportunities. The fixed income section is predominantly longer term United States Treasury and Agency obligations. During this fiscal first half year, we generally maintained the fixed income and cash equivalent investments at 20% to 25% of the portfolio. Our view was that the major interest rate cycle investment opportunity in the highest grade bonds had largely been exploited. Therefore, periodically, we took profits in some Treasury obligations when we thought a market peak had been reached and then repurchased them on subsequent declines.

   The Fund's equity strategy is aimed at exploiting opportunities created by transitory undervaluation and capitalizing upon major opportunities for upward revaluation. An example of such questioned values occurred in the case of Marsh & McLennan Companies. Here the obvious investor concern was with the declining contribution of its mutual fund division, Putnam, as it suffered poor performance and sizeable redemptions in 2002 and into 2003. Focus on this division of the company, however, in our view ignored the extraordinary gains being achieved by its principal businesses in insurance agency and benefit consulting. We reasoned that any turnabout in the stock market environment would begin to increase the Putnam division's earnings and favorably shift investors perceptions to recognize the underlying dynamics.

   In yet another example of investor apprehension, we established a position in Kimberly-Clark Co. Kimberly-Clark, a major factor in consumer tissues and paper products had been experiencing competitive pressures in a diaper price war with Proctor & Gamble. Our judgment was that we could look forward to continued earnings growth because the prospects for further deep cuts in diaper prices were unlikely and Kimberly-Clark was demonstrating its ability to cut operating costs.

   During the past six months, the Fund brought its equity exposure to Banks up to 13.2%, Financial Services (13.1%), REIT's (12.9%) and Homebuilders (8.9%). The real estate field provided another area of opportunity in the continued undervaluation of homebuilders. We initiated a position in Ryland Group at a time when there was much talk about a "housing bubble" and apprehension that interest rates would move sharply higher. This purchase provided over 30% appreciation during the six-months period (from $41 to $54). We also added to our position in NVR Homes. Other holdings in the group continued to provide excellent results, with a 45.21% gain during the six months for Centex Corp., 26.26% for Pulte Corporation, and 24.63% for Standard Pacific Corp. Our underlying view of the homebuilding industry is that it played a pivotal role in sustaining the strength of a weakened economy, because lower interest rates had made housing more affordable with the lowest mortgage rates in over 40 years.
As long as the economy remains sluggish and Federal Reserve policy dictates continuing lower interest rates, we think lower rate mortgages and refinancing will be supportive for the economy and provide investment opportunities.

   Banks and finance enterprises continued as an investment focus, as we searched for both turnaround and merger and acquisition opportunities. We initiated a position in BSB Bancorp Inc., and added to holdings in FleetBoston Financial, GATX Corp., General Electric Company, Hawaiian Electric Industries (owner of a thrift institution), Impac Mortgage Holdings, MBNA Corporation and State Street Corporation. Significant profits were taken in two financial institutions, Golden West Corporation and Student Loan Corporation, both of which had reached levels which we thought adequately discounted their solid performance and prospects.

   The utilities industry remained an area of "complexity and contradiction". Those companies which had aggressively sought to benefit by deregulation were notably handicapped by the need to restructure their finances. Well established former industry leaders, such as American Electric Power, Duke Energy Corp., and TXU Corp. found their managements focused on the liquidation of unsatisfactory investments which had been made to provide new growth opportunities in the United States and abroad, while anticipating losses which demanded investment rating downgrades and dividend reductions. Investments in some of these companies during that period of adversity proved somewhat premature with declines in value of 4.19% or less for American Electric Power and Duke Energy while yet we garnered a 47.31% gain in TXU Corp. (which we bought during a period of acute price decline). Smaller utilities have proven a more difficult area. Results during the period ranged from a decline of 33.44% for Aquila Inc. (a Midwestern utility which had diversified into energy trading and holdings in Australia and New Zealand), to a gain of 45.62% for Allegheny Energy which was bought as severely depressed when its energy trading operations appeared likely to undermine the company's finances. Well established, highly regulated utilities with minimally diversified activities such as FPL Group (Florida Power and Light), IDA Corp. (Idaho Public Service) and Progress Energy (Florida Power Corp and Carolina Power and Light) produced nominal gains and a well sustained income.

   The second half of the Fund's fiscal year has begun with the investment strategies set earlier in the year still intact. Changes made will reflect an effort to make sure that both current and new holdings reflect businesses which we believe can and should outperform the economy. We are not building investment expectations simply on a recovering economy. It may not recover enough or fast enough to sustain the growth of values on a broad scale. Careful selection of companies which we believe are undervalued, have better than normal growth prospects and, wherever possible, significant income will continue to be the cornerstone of the equity investment policy. The fixed income policy will continue to concentrate in U.S. Treasuries or Agency obligations with a view toward achieving both income and capital appreciation by effectively forecasting the interest rate spectrum. Further, given the recent tax changes, we will intensify our efforts to generate dividend income from the Fund's holdings.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced.

Please refer to the schedule of portfolio investments for fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

ALPINE MUTUAL FUNDS
REALTY INCOME & GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)

  SHARES/                  SECURITY                                  MARKET
 PAR VALUE               DESCRIPTION                                  VALUE
 ---------     --------------------------------                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 60.5%

Apartments -- 6.0%
      25,500   Apartment Investment &
                 Management Company -- Class A                    $    962,880
      37,700   Archstone-Smith Trust                                   859,560
      26,600   BRE Properties, Inc. -- Class A                         817,950
      44,100   Equity Residential                                    1,142,631
      12,400   Home Properties of New York, Inc.                       430,652
      38,300   Post Properties, Inc.                                   986,608
      40,000   Town & Country Trust                                    891,200
                                                                  ------------
                                                                     6,091,481
                                                                  ------------

Diversified -- 3.0%
      46,700   Crescent Real Estate
                 Equities Company                                      662,206
      64,300   Vornado Realty Trust                                  2,443,400
                                                                  ------------
                                                                     3,105,606
                                                                  ------------

Healthcare -- 9.0%
      15,400   Health Care Property Investors, Inc.                    573,188
      43,800   Health Care REIT, Inc.                                1,246,986
      17,600   Healthcare Realty Trust, Inc.                           484,528
     240,100   Nationwide Health Properties, Inc.                    3,361,400
     101,000   Senior Housing Properties Trust                       1,260,480
      28,500   Universal Health
                 Realty Income Trust                                   745,275
     116,700   Ventas, Inc.                                          1,517,100
                                                                  ------------
                                                                     9,188,957
                                                                  ------------

Lodging -- 3.0%
      48,500   FelCor Lodging Trust Inc. (a)<F13>                      343,865
      35,100   Hospitality Properties Trust                          1,011,231
      94,400   Innkeepers USA Trust                                    711,776
     249,200   MeriStar Hospitality
                 Corporation (a)<F13>                                1,036,672
                                                                  ------------
                                                                     3,103,544
                                                                  ------------

Mortgage/Finance -- 5.1%
      54,500   Anthracite Capital, Inc.                                645,825
      69,400   Impac Mortgage Holdings, Inc.                           924,408
     121,000   iStar Financial Inc.                                  3,621,530
                                                                  ------------
                                                                     5,191,763
                                                                  ------------

Net Lease -- 1.8%
      67,200   Entertainment Properties Trust                        1,811,040
                                                                  ------------

Office-Industrial Buildings -- 13.4%
      62,200   Alexandria Real Estate
                 Equities, Inc.                                      2,631,060
      42,000   AMB Property Corporation                              1,146,600
      48,900   Boston Properties, Inc.                               1,916,880
      28,900   CarrAmerica Realty Corporation                          753,712
      74,783   Equity Office Properties Trust                        1,942,115
      17,000   Koger Equity                                            272,000
      11,500   Liberty Property Trust                                  359,835
      33,300   Mack-Cali Realty Corporation                          1,050,948
      82,300   Pacific Gulf Properties, Inc.                            16,460
     209,700   Prime Group Realty Trust (a)<F13>                     1,342,080
      47,200   ProLogis                                              1,214,928
       5,500   PS Business Parks, Inc.                                 171,105
      42,300   Reckson Associates Realty
                 Corporation -- Class B                                809,622
                                                                  ------------
                                                                    13,627,345
                                                                  ------------

Retail Centers -- 19.2%
      36,900   CBL & Associates Properties, Inc.                     1,566,405
      71,200   Chelsea Property Group, Inc.                          2,823,792
      78,426   Developers Diversified
                 Realty Corporation                                  1,976,335
      45,100   General Growth Properties, Inc.                       2,508,462
      34,500   Glimcher Realty Trust                                   712,770
      20,200   Heritage Property Investment Trust                      513,080
      36,600   Kimco Realty Corporation                              1,324,920
      51,000   The Macerich Company                                  1,683,000
      59,100   Mid-Atlantic Realty Trust                             1,095,123
      34,200   The Mills Corp.                                       1,093,032
      30,300   The Rouse Company                                     1,052,925
      73,700   Simon Property Group, Inc.                            2,706,264
      28,200   Taubman Centers, Inc.                                   493,782
                                                                  ------------
                                                                    19,549,890
                                                                  ------------
               Total Real Estate Investment Trusts
                 (Cost $58,306,832)                                 61,669,626
                                                                  ------------

COMMON STOCKS -- 6.0%

Homebuilders -- 2.7%
      12,000   Hovnanian Enterprises,
                 Inc. -- Class A (a)<F13>                              477,600
       8,500   Lennar Corporation                                      461,040
       2,600   NVR, Inc. (a)<F13>                                      930,150
      16,000   The Ryland Group, Inc.                                  867,680
                                                                  ------------
                                                                     2,736,470
                                                                  ------------

Lodging -- 2.4%
     729,900   La Quinta Corporation (a)<F13>                        2,474,361
                                                                  ------------

Office-Industrial -- 0.9%
      42,400   Catellus Development
                 Corporation (a)<F13>                                  898,032
                                                                  ------------
               Total Common Stocks
                 (Cost $5,904,700)                                   6,108,863
                                                                  ------------

PREFERRED STOCKS -- 17.8%

Apartments -- 1.8%
      27,700   Apartment Investment &
                 Management Company,
                 9.000%, Series C                                      696,655
      12,300   Apartment Investment &
                 Management Company,
                 9.500%, Series H                                      312,051
      13,000   Equity Residential Properties Trust,
                 9.125%, Series B                                      356,720
      17,400   Post Properties, Inc.,
                 7.625%, Series B                                      437,436
                                                                  ------------
                                                                     1,802,862
                                                                  ------------

Lodging -- 4.6%
      37,300   FelCor Lodging Trust, Inc.,
                 9.000%, Series B                                      783,300
     113,700   La Quinta Corporation,
                 9.000%, Series A                                    2,615,100
      29,800   LaSalle Hotel Properties,
                 10.250%, Series A                                     795,660
      20,400   Winston Hotels, Inc.,
                 9.250%, Series A                                      485,724
                                                                  ------------
                                                                     4,679,784
                                                                  ------------

Mortgage/Finance -- 0.9%
      36,500   Newcastle Investment Corporation,
                 9.750%, Series B                                      917,975
                                                                  ------------

Net Lease -- 1.0%
       6,400   Commercial Net Lease Realty,
                 9.000%, Series A                                      170,240
      32,100   Entertainment Properties Trust,
                 9.500%, Series A                                      860,280
                                                                  ------------
                                                                     1,030,520
                                                                  ------------

Office-Industrial Buildings -- 4.5%
       7,400   Corporate Office Properties Trust,
                 10.000%, Series B                                     194,990
      21,200   HRPT Properties Trust,
                 9.875%, Series A                                      571,128
      20,000   HRPT Properties Trust,
                 8.750% Series B                                       520,200
     170,800   Prime Group Realty Trust,
                 9.000%, Series B                                    3,322,060
                                                                  ------------
                                                                     4,608,378
                                                                  ------------

Other -- 1.8%
      52,500   Corrections Corporation of America,
                 8.000%, Series A                                    1,305,675
      21,048   Corrections Corporation of America,
                 12.000%, Series B                                     544,091
                                                                  ------------
                                                                     1,849,766
                                                                  ------------

Shopping Malls -- 3.2%
      20,000   Developers Diversified Realty
                 Corporation, 8.000%, Class G                          506,800
      31,200   The Mills Corp., 9.000%, Series C                       806,520
      40,000   The Mills Corp., 8.750%, Series E                     1,000,000
       7,800   Simon Property Group, Inc.,
                 8.750%, Series F                                      211,380
       5,300   Simon Property Group, Inc.,
                 7.890%, Series G                                      282,225
      17,500   Taubman Centers, Inc.,
                 8.300%, Series A                                      434,875
                                                                  ------------
                                                                     3,241,800
                                                                  ------------
               Total Preferred Stocks
                 (Cost $16,896,357)                                 18,131,085
                                                                  ------------

SHORT-TERM INVESTMENTS -- 20.1%
 $     1,599   Cash Trust Series II                                      1,599
  20,462,000   Federal Home Loan Bank Discount
                 Note, 1.000%, Maturity 5/1/2003                    20,462,000
                                                                  ------------
               Total Short-Term Investments
                 (Cost $20,463,599)                                 20,463,599
                                                                  ------------
               Total Investments
                 (Cost $101,571,488)                    104.4%     106,373,173
                                                                  ------------
               Liabilities in excess of
                 other assets                           (4.4)%      (4,430,003)
                                                                  ------------
               Total Net Assets                         100.0%    $101,943,170
                                                                  ------------
                                                                  ------------

 (a)<F13>  Represents non-income producing securities.

                       See notes to financial statements.

ALPINE MUTUAL FUNDS
U.S. REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)

  SHARES/                 SECURITY                                    MARKET
 PAR VALUE              DESCRIPTION                                   VALUE
 ---------     -----------------------------                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 32.4%

Apartments -- 2.5%
      40,000   Post Properties, Inc.                               $ 1,030,400
                                                                   -----------

Healthcare -- 4.1%
      37,500   Nationwide Health Properties, Inc.                      525,000
      95,000   Senior Housing Properties, Trust                      1,185,600
                                                                   -----------
                                                                     1,710,600
                                                                   -----------

Lodging -- 3.4%
      43,100   Innkeepers USA Trust                                    324,974
     264,500   MeriStar Hospitality
                 Corporation (a)<F14>                                1,100,320
                                                                   -----------
                                                                     1,425,294
                                                                   -----------

Mortgage/Finance -- 4.6%
     141,200   Impac Mortgage Holdings, Inc.                         1,880,784
                                                                   -----------

Office-Industrial Buildings -- 5.5%
     352,200   Prime Group Realty Trust (a)<F14>                     2,254,080
                                                                   -----------

Retail -- 12.3%
      30,400   Alexander's, Inc. (a)<F14>                            2,227,408
      47,000   Chelsea Property Group, Inc.                          1,864,020
     355,312   Price Legacy Corporation (a)<F14>                       994,874
                                                                   -----------
                                                                     5,086,302
                                                                   -----------
               Total Real Estate Investment Trusts
                 (Cost $13,678,458)                                 13,387,460
                                                                   -----------

COMMON STOCKS -- 61.3%

Ancillary Property Services -- 1.8%
      20,800   LNR Property Corporation                                732,576
                                                                   -----------

Homebuilders -- 43.6%
      25,700   Centex Corporation                                    1,696,714
       4,278   Dominion Homes, Inc. (a)<F14>                            73,582
      34,700   D. R. Horton, Inc.                                      822,390
      62,600   Hovnanian Enterprises,
                 Inc. -- Class A (a)<F14>                            2,491,480
      18,100   Lennar Corporation -- Class A                           981,744
       1,810   Lennar Corporation -- Class B                            96,926
      44,300   M.D.C. Holdings, Inc.                                 2,042,230
       4,350   NVR, Inc. (a)<F14>                                    1,556,212
      60,000   The Ryland Group, Inc.                                3,253,800
      72,800   Standard Pacific Corp.                                2,202,200
      83,800   Toll Brothers, Inc. (a)<F14>                          1,948,350
      63,000   WCI Communities, Inc. (a)<F14>                          871,290
                                                                   -----------
                                                                    18,036,918
                                                                   -----------

Lodging -- 7.8%
     234,660   Interstate Hotels & Resorts (a)<F14>                  1,037,197
      33,000   John Q. Hammons Hotels, Inc. (a)<F14>                   160,050
     598,600   La Quinta Corporation (a)<F14>                        2,029,254
                                                                   -----------
                                                                     3,226,501
                                                                   -----------

Manufactured Housing -- 1.1%
      58,000   Cavalier Homes, Inc. (a)<F14>                            69,600
      80,000   Fleetwood Enterprises, Inc. (a)<F14>                    403,200
                                                                   -----------
                                                                       472,800
                                                                   -----------

Real Estate Operating Companies -- 1.2%
      32,200   Wellsford Real Properties Inc. (a)<F14>                 505,540
                                                                   -----------

Transportation & Real Estate -- 3.0%
      47,600   Florida East Coast Industries,
                 Inc. -- Class A                                     1,230,460
                                                                   -----------

Wireless Transmission Towers -- 2.8%
     183,500   Crown Castle International
                 Corporation (a)<F14>                                1,168,895
                                                                   -----------
               Total Common Stocks
                 (Cost $22,554,219)                                 25,373,690
                                                                   -----------

MISCELLANEOUS SECURITIES -- 0.4%
               (Cost $149,895)                                         162,734
                                                                   -----------

SHORT-TERM INVESTMENTS -- 9.2%
  $      766   Cash Trust Series II                                        766
   3,809,000   Federal Home Loan Bank Discount
                 Note, 1.000%, 5/01/2003                             3,809,000
                                                                   -----------
               Total Short-Term Investments
                 (Cost $3,809,766)                                   3,809,766
                                                                   -----------
               Total Investments
                 (Cost $40,192,338)                     103.3%      42,733,650
                                                                   -----------
               Liabilities in excess of
                 other assets                           (3.3)%      (1,358,065)
                                                                   -----------
               Total Net Assets                         100.0%     $41,375,585
                                                                   -----------
                                                                   -----------

(a)<F14>  Represents non-income producing securities.

                       See notes to financial statements.

ALPINE MUTUAL FUNDS
INTERNATIONAL REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)

  SHARES/                  SECURITY                                   MARKET
 PAR VALUE               DESCRIPTION                                  VALUE
 ---------     --------------------------------                    -----------
COMMON STOCKS -- 97.9%

ASIA -- 36.9%

Australia -- 5.2%
     500,000   Australand Holdings Limited                         $   491,085
     250,000   Mirvac Group                                            653,738
      70,000   Westfield Holdings Limited                              639,349
                                                                   -----------
                                                                     1,784,172
                                                                   -----------

Hong Kong -- 4.6%
      23,000   Henderson Land Development
                 Company Limited                                        57,064
     480,000   Kerry Properties Limited                                516,983
   4,424,000   Midland Realty (Holdings) Limited                       272,278
     722,000   Shangri-La Asia Limited                                 453,616
   1,000,000   Sino Land Company Limited                               266,056
                                                                   -----------
                                                                     1,565,997
                                                                   -----------

Japan -- 13.2%
      96,000   Diamond City Co., Ltd.                                1,175,248
         240   Japan Retail Fund Investment
                 Corporation                                         1,165,186
       6,200   Joint Corporation                                        28,853
         500   RECRM Research Co., Ltd. (a)<F15>                       310,247
      80,000   The Sankei Building Co., Ltd.                           207,278
     100,410   Sekiwa Real Estate Kansai, Ltd.                         269,422
      20,000   Tachihi Enterprise Co., Ltd.                            311,924
     950,000   Tokyu Land Corporation (a)<F15>                       1,043,519
                                                                   -----------
                                                                     4,511,677
                                                                   -----------

New Zealand -- 3.4%
   1,926,586   Kiwi Income Property Trust                            1,174,682
                                                                   -----------

Phillipines -- 1.7%
   2,000,000   Ayala Land, Inc.                                        190,567
   7,350,000   Filinvest Land, Inc. (a)<F15>                           120,457
  13,625,000   SM Development Corporation                              290,805
                                                                   -----------
                                                                       601,829
                                                                   -----------

Singapore -- 1.1%
     200,000   City Developments Limited                               380,716
                                                                   -----------

Thailand -- 7.7%
   1,500,000   Amarin Plaza Public Company
                 Limited (a)<F15>                                      344,647
   2,000,000   Amata Corporation Public
                 Company Limited                                       180,079
     420,000   Central Pattana Public
                 Company Limited                                       235,130
     178,600   Dusit Thani Public
                 Company Limited                                       154,145
   1,200,000   Golden Land Property Development
                 Public Company Limited (a)<F15>                       235,130
   2,000,000   Land and Houses Public
                 Company Limited                                       345,230
     200,000   Major Cineplex Group Public
                 Company Limited                                       303,242
     400,000   Saha Pathana Inter-Holding
                 Public Company Limited                                727,782
     195,000   Sammakorn Public
                 Company Limited                                        97,341
                                                                   -----------
                                                                     2,622,726
                                                                   -----------
               Total Common Stocks -- Asia                          12,641,799
                                                                   -----------

EUROPE -- 44.1%

Finland -- 2.5%
     166,400   Sponda Oyj                                              856,143
                                                                   -----------

France -- 22.6%
      20,000   Accor SA                                                659,152
      40,000   Club Mediterranee SA (a)<F15>                           892,857
   2,460,000   Euro Disney S.C.A. (a)<F15>                           1,372,768
      15,000   Gecina                                                1,689,174
      15,725   Societe du Louvre                                       979,302
       5,000   Societe Immobiliere de Location
                 pour l'Industrie et le Commerce                       924,107
      18,426   Unibail                                               1,232,856
                                                                   -----------
                                                                     7,750,216
                                                                   -----------

Germany -- 1.6%
      64,400   IVG Immobilien AG                                       551,281
                                                                   -----------

Netherlands -- 3.4%
      20,000   Wereldhave N.V.                                       1,151,786
                                                                   -----------

Norway -- 1.0%
     133,000   Choice Hotels Scandinavia ASA (a)<F15>                  342,108
      81,130   Home Invest ASA (a)<F15>                                     --
                                                                   -----------
                                                                       342,108
                                                                   -----------

Spain -- 6.3%
      97,245   Inmobiliaria Colonial S.A.                            1,655,119
      71,826   Inmobiliaria Urbis SA                                   517,051
                                                                   -----------
                                                                     2,172,170
                                                                   -----------

Sweden -- 0.5%
      24,100   Pandox AB                                               178,252
                                                                   -----------

United Kingdom -- 6.2%
     156,666   Chelsfield plc                                          560,952
     100,000   Derwent Valley Holdings plc                             765,665
     125,000   Millennium & Copthorne Hotels plc                       419,807
      50,000   Minerva plc                                             110,294
     100,000   Shaftesbury plc                                         255,627
                                                                   -----------
                                                                     2,112,345
                                                                   -----------
               Total Common Stocks -- Europe                        15,114,301
                                                                   -----------

NORTH & SOUTH AMERICA -- 16.9%

Argentina -- 1.4%
     328,138   IRSA Inversiones y
                 Representaciones S.A. (a)<F15>                        312,512
      15,308   IRSA Inversiones y
                 Representaciones S.A. -- GDR (a)<F15>                 149,100
                                                                   -----------
                                                                       461,612
                                                                   -----------

Canada -- 5.3%
     185,100   ClubLink Corporation                                    941,886
      36,962   Dundee Realty Corporation (a)<F15>                      534,875
      15,000   Fairmont Hotels & Resorts Inc.                          345,044
                                                                   -----------
                                                                     1,821,805
                                                                   -----------

United States -- 10.2%
      20,100   Alexander's, Inc. (a)<F15>                            1,472,727
       5,000   Hovnanian Enterprises,
                 Inc. -- Class A (a)<F15>                              199,000
      32,700   La Quinta Corporation (a)<F15>                          110,853
       8,000   M.D.C. Holdings, Inc.                                   368,800
      95,500   Prime Group Realty Trust (a)<F15>                       611,200
       9,400   The Ryland Group, Inc.                                  509,762
       7,400   Standard Pacific Corp.                                  223,850
                                                                   -----------
                                                                     3,496,192
                                                                   -----------
               Total Common Stocks --
                 North and South America                             5,779,609
                                                                   -----------
               Total Common Stocks
                 (Cost $34,038,719)                                 33,535,709
                                                                   -----------
               Total Investments
                 (Cost $34,038,719)                       97.9%     33,535,709
                                                                   -----------
               Other assets in excess
                 of liabilities                            2.1%        713,331
                                                                   -----------
               Total Net Assets                          100.0%    $34,249,040
                                                                   -----------
                                                                   -----------

(a)<F15>  Represents non-income producing securities.
GDR - Global Depositary Receipt
PLC - Public Limited Company
SA - Societe Anonyme (French Corp.)

                       See notes to financial statements.

ALPINE MUTUAL FUNDS
DYNAMIC BALANCE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2003 (UNAUDITED)

  SHARES/                 SECURITY                                    MARKET
 PAR VALUE              DESCRIPTION                                   VALUE
 ---------     ------------------------------                      -----------
COMMON STOCKS -- 78.3%

Conglomerate -- 2.6%
      25,000   General Electric Company                            $   736,250
      20,000   Honeywell International Inc.                            472,000
                                                                   -----------
                                                                     1,208,250
                                                                   -----------

Construction -- Homebuilder -- 8.9%
      20,000   Centex Corporation                                    1,320,400
       1,300   NVR, Inc. (a)<F16>                                      465,075
      20,000   Pulte Homes, Inc.                                     1,159,800
      10,000   The Ryland Group, Inc.                                  542,300
      20,000   Standard Pacific Corp.                                  605,000
                                                                   -----------
                                                                     4,092,575
                                                                   -----------

Consumer Products & Services -- 3.7%
      11,000   Colgate-Palmolive Company                               628,870
      15,000   Kimberly-Clark Corporation                              746,550
      28,000   RPM International, Inc.                                 346,080
                                                                   -----------
                                                                     1,721,500
                                                                   -----------

Energy -- 3.2%
      15,000   ChevronTexaco Corporation                               942,150
      12,000   CONSOL Energy Inc.                                      206,400
       9,000   Penn Virginia Corporation                               350,640
                                                                   -----------
                                                                     1,499,190
                                                                   -----------

Financial -- Banks -- 13.2%
      14,600   Bancorp Rhode Island, Inc.                              319,886
      25,000   The Bank of New York
                 Company, Inc.                                         661,250
       8,000   BSB Bancorp, Inc.                                       193,200
       8,000   Comerica Incorporated                                   348,080
      40,000   FleetBoston Financial Corporation                     1,060,800
      10,700   HSBC Holdings plc - ADR                                 585,183
      26,000   J.P. Morgan Chase & Co.                                 763,100
      17,000   North Fork Bancorporation, Inc.                         550,120
      11,000   PNC Financial Services Group                            482,900
       4,575   Rurban Financial Corp. (a)<F16>                          53,756
      22,000   State Street Corporation                                770,660
      10,000   Synovus Financial Corporation                           194,700
       4,000   Taylor Capital Group, Inc.                               84,160
                                                                   -----------
                                                                     6,067,795
                                                                   -----------

Financial Services -- 13.1%
      11,000   Ambac Financial Group, Inc.                             641,850
       7,000   American Express Company                                265,020
      13,000   American International Group, Inc.                      753,350
       9,500   The Chubb Corporation                                   502,455
      17,500   Fannie Mae                                            1,266,825
      36,000   GATX Corporation                                        678,240
      18,000   Marsh & McLennan Companies, Inc.                        858,240
      36,000   MBNA Corporation                                        680,400
      10,000   Merrill Lynch & Co., Inc.                               410,500
                                                                   -----------
                                                                     6,056,880
                                                                   -----------

Information Technology -- 2.2%
      12,000   International Business
                 Machines Corporation                                1,018,800
                                                                   -----------

Miscellaneous -- 1.6%
      10,000   Avery Dennison Corporation                              530,100
       5,000   Beckman Coulter, Inc.                                   194,350
                                                                   -----------
                                                                       724,450
                                                                   -----------

Pharmaceutical -- 7.4%
      20,000   Bristol-Myers Squibb Company                            510,800
       7,000   Eli Lilly and Company                                   446,740
      20,000   Johnson & Johnson                                     1,127,200
      15,000   Merck & Co. Inc.                                        872,700
      15,000   Pfizer Inc.                                             461,250
                                                                   -----------
                                                                     3,418,690
                                                                   -----------

Publishing -- 1.4%
      11,000   The McGraw-Hill Companies, Inc.                         642,290
                                                                   -----------

Real Estate Investment Trusts -- 12.9%
      10,000   Boston Properties, Inc.                                 392,000
      38,000   Chelsea Property Group, Inc.                          1,507,080
      10,000   Developers Diversified Realty
                 Corporation                                           252,000
      35,000   Impac Mortgage Holdings, Inc.                           466,200
      10,000   Mack-Cali Realty Corporation                            315,600
      70,000   MeriStar Hospitality Corporation (a)<F16>               291,200
      18,000   Post Properties, Inc.                                   463,680
      56,500   Prime Group Realty Trust (a)<F16>                       361,600
       8,000   Reckson Associates Realty
                 Corporation                                           150,800
      10,000   Simon Property Group, Inc.                              367,200
      26,000   Taubman Centers, Inc.                                   455,260
       8,000   Town & Country Trust                                    178,240
      20,000   Vornado Realty Trust                                    760,000
                                                                   -----------
                                                                     5,960,860
                                                                   -----------

Retail -- 2.1%
      18,000   Ethan Allen Interiors Inc.                              606,240
      12,000   The Home Depot, Inc.                                    337,560
                                                                   -----------
                                                                       943,800
                                                                   -----------

Utilities -- 6.0%
      22,000   Allegheny Energy, Inc. (a)<F16>                         182,600
      35,000   Aquila, Inc. (a)<F16>                                    97,300
      15,000   Duke Energy Corporation                                 263,850
      10,000   Hawaiian Electric Industries, Inc.                      413,500
      12,000   IDACORP, Inc                                            307,080
       5,200   SJW Corp.                                               439,400
      33,800   TECO Energy, Inc.                                       364,702
      15,000   TXU Corp.                                               298,800
      30,550   Xcel Energy, Inc.                                       413,036
                                                                   -----------
                                                                     2,780,268
                                                                   -----------
               Total Common Stocks
                 (Cost $37,787,238)                                 36,135,348
                                                                   -----------

PREFERRED STOCKS -- 0.2%
       4,600   Southside Cap Trust II,
                 8.750%, 12/31/2030                                     85,100
                                                                   -----------
               Total Preferred Stocks
                 (Cost $70,910)                                         85,100
                                                                   -----------

BONDS AND NOTES -- 20.3%

U.S. Government Agencies -- 5.0%
  $2,000,000   Federal National
                 Mortgage Association
                 6.250%, 5/15/2029                                   2,283,896
                                                                   -----------

U.S. Government Obligations -- 15.3%
   1,000,000   U.S. Treasury Bond,
                 7.250%, 5/15/2016                                   1,289,883
   5,000,000   U.S. Treasury Bond,
                 6.000%, 2/15/2026                                   5,777,345
                                                                   -----------
                                                                     7,067,228
                                                                   -----------
               Total Bonds and Notes
                 (Cost $8,468,769)                                   9,351,124
                                                                   -----------

SHORT-TERM INVESTMENTS -- 1.7%
U.S. Government Agencies -- 1.7%
     814,000   Federal Home Loan Bank Discount
                 Note, 1.000%, 5/01/2003                               814,000
                                                                   -----------
               Total Short-Term Investments
                 (Cost $814,000)                                       814,000
                                                                   -----------
               Total Investments
                 (Cost $47,140,917)                   100.5%        46,385,572
                                                                   -----------
               Other Liabilities in Excess
                 of Assets                            (0.5)%          (237,705)
                                                                   -----------
               Total Net Assets                       100.0%       $46,147,867
                                                                   -----------
                                                                   -----------

(a)<F16>  Non-income producing securities.
ADR - American Depository Receipt

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                           APRIL 30, 2003 (UNAUDITED)

                                                             REALTY                         INTERNATIONAL    DYNAMIC
                                                            INCOME &     U.S. REAL ESTATE    REAL ESTATE     BALANCE
                                                          GROWTH FUND      EQUITY FUND       EQUITY FUND      FUND
                                                          -----------    ----------------   -------------    -------
ASSETS:
   Investments, at value (cost $101,571,488,
     $40,192,338, $34,038,718, $47,140,917,
     respectively)                                        $106,373,173     $42,733,650      $33,535,709    $46,385,572
   Dividends receivable                                        173,863          29,710          149,801         54,375
   Interest receivable                                              --              --              156        153,267
   Receivable for capital shares issued                      1,165,426         183,400          631,250             --
   Receivable for investment securities sold                    81,618              --        1,682,932        125,814
   Receivable for forward currency
     exchange contracts                                             --              --           29,026             --
   Prepaid expenses and other assets                            27,803          16,079           15,994         16,937
                                                          ------------     -----------      -----------    -----------
       Total assets                                        107,821,883      42,962,839       36,044,868     46,735,965
                                                          ------------     -----------      -----------    -----------

LIABILITIES:
   Payable for investment securities purchased               5,711,948       1,501,929        1,175,298        537,965
   Payable for capital shares redeemed                          25,551              --               --             --
   Accrued expenses and other liabilities:
       Investment advisory fees                                 71,344          29,203           27,778          2,291
       Distribution fees                                            --              81               --             --
       Payable to custodian                                         --              --          539,668             --
       Other                                                    69,870          56,041           53,084         47,842
                                                          ------------     -----------      -----------    -----------
       Total liabilities                                     5,878,713       1,587,254        1,795,828        588,098
                                                          ------------     -----------      -----------    -----------
NET ASSETS                                                $101,943,170     $41,375,585      $34,249,040    $46,147,867
                                                          ------------     -----------      -----------    -----------
                                                          ------------     -----------      -----------    -----------

NET ASSETS REPRESENTED BY
   Capital Stock                                          $ 97,784,557     $39,107,681      $35,482,364    $47,079,854
   Accumulated undistributed (overdistributed)
     net investment income                                    (285,012)         38,661          (27,564)       135,611
   Accumulated net realized gains (losses) from
     investments, short sales, and forward
     exchange transactions                                    (358,060)       (312,069)        (745,101)      (312,253)
   Net unrealized appreciation (depreciation) on:
       Investments                                           4,801,685       2,541,312         (503,009)      (755,345)
       Foreign currencies                                           --              --           13,324             --
       Forward currency exchange contracts                          --              --           29,026             --
                                                          ------------     -----------      -----------    -----------
       TOTAL NET ASSETS                                   $101,943,170     $41,375,585      $34,249,040    $46,147,867
                                                          ------------     -----------      -----------    -----------
                                                          ------------     -----------      -----------    -----------

NET ASSET VALUE
   Class B Shares*<F17>
       Net assets                                         $         --     $ 2,363,956      $        --    $        --
       Shares of beneficial interest issued
         and outstanding                                            --         129,007               --             --
       Net asset value and offering price per share       $         --          $18.32      $        --    $        --
   Class Y Shares
       Net assets                                         $101,943,170     $39,011,629      $34,249,040    $46,147,867
       Shares of beneficial interest issued
         and outstanding                                     7,127,362       1,986,697        2,321,904      4,715,067
       Net asset value, offering price and
         redemption price per share                       $      14.30     $     19.64      $     14.75    $      9.79

 *<F17> Class B shares are subject to a Contingent Deferred Sales Change ("CDSC") on redemptions of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share ("NAV") at the date of the original purchase or at the date of redemption with a maximum of 5.00%.

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                  SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                             REALTY                         INTERNATIONAL    DYNAMIC
                                                            INCOME &     U.S. REAL ESTATE    REAL ESTATE     BALANCE
                                                          GROWTH FUND      EQUITY FUND       EQUITY FUND      FUND
                                                          -----------    ----------------   -------------    -------
INVESTMENT INCOME:
   Interest income                                          $   71,421      $    2,437       $   12,185    $  257,937
   Dividend income (net of foreign withholding
     tax of $0, $0, $89,583 and $0, respectively)            2,244,775         410,641          667,752       564,272
                                                            ----------      ----------       ----------    ----------
       Total investment income                               2,316,196         413,078          679,937       822,209
                                                            ----------      ----------       ----------    ----------

EXPENSES:
   Investment advisory fees                                    358,194         172,328          174,733       215,098
   Administration fees                                          18,585          18,883           17,306        13,429
   Distribution fees -- Class B                                     --           8,100               --            --
   Shareholder service fees -- Class B                              --           2,700               --            --
   Fund accounting fees                                         18,594          23,447           18,531        15,271
   Audit fees                                                   12,292          12,414           12,822        11,965
   Custodian fees                                                5,114           2,587           11,343         5,733
   Interest expense                                                 --          14,137              679             -
   Legal fees                                                   42,474          28,421           28,404        76,778
   Registration and filing fees                                 19,864          21,138           11,868        18,872
   Printing fees                                                 8,592           4,496            3,818         3,548
   Transfer agent fees                                          71,679          55,537           14,421        12,099
   Trustee fees                                                  3,058           3,109            3,122         2,665
   Other fees                                                    3,174           7,120            5,387         1,094
                                                            ----------      ----------       ----------    ----------
Total expenses before expense reimbursement
  by Adviser                                                   561,620         374,417          302,434       376,552
   Less: Reimbursement by Adviser                              (24,238)             --               --       (86,170)
                                                            ----------      ----------       ----------    ----------
       Net expenses                                            537,382         374,417          302,434       290,382
                                                            ----------      ----------       ----------    ----------
Net investment income                                        1,778,814          38,661          377,503       531,827
                                                            ----------      ----------       ----------    ----------

REALIZED/UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on:
       Long transactions                                      (300,716)        736,979         (715,038)     (138,863)
       Short transactions                                        4,425              --               --            --
       Foreign currencies                                           --              --            4,598            --
                                                            ----------      ----------       ----------    ----------
       Net realized gain (loss)                               (296,291)        736,979         (710,440)     (138,863)
                                                            ----------      ----------       ----------    ----------
   Change in unrealized
     appreciation/depreciation from:
       Long transactions                                     5,156,889       2,745,369        3,112,583     3,013,655
       Foreign currencies                                           --              --            7,581            --
       Forward currency exchange contracts                          --              --           29,026            --
                                                            ----------      ----------       ----------    ----------
       Net change in unrealized
         appreciation/depreciation                           5,156,889       2,745,369        3,149,190     3,013,655
                                                            ----------      ----------       ----------    ----------
Net realized/unrealized gains on investments                 4,860,598       3,482,348        2,438,750     2,874,792
                                                            ----------      ----------       ----------    ----------
Change in net assets resulting from operations              $6,639,412      $3,521,009       $2,816,253    $3,406,619
                                                            ----------      ----------       ----------    ----------
                                                            ----------      ----------       ----------    ----------

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                            STATEMENT OF CASH FLOWS
              FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                          U.S. REAL ESTATE
                                                            EQUITY FUND
                                                      ------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of capital shares                               $27,549,168
Repurchases of capital shares                         (28,050,785)
Net change in receivables/payables related
  to capital share transactions                          (371,874)
                                                      -----------
Cash used by capital share transactions                  (873,491)
Cash provided by borrowings                                     0
Distributions paid in cash*<F18>                           (1,045)
                                                      -----------
                                                                     $(874,536)
                                                                     ---------

CASH  PROVIDED (USED) BY OPERATIONS:
Purchases of investments                              (14,655,714)
Proceeds from sales of investments                     15,491,794
                                                      -----------
                                                          836,080
Net investment income                                      38,661
Net change in receivables/payables
  related to operations                                   (74,557)
                                                      -----------
                                                          (35,896)
                                                      -----------
                                                                       800,184
                                                                     ---------
Net decrease in cash                                                   (74,352)
Cash, beginning of year                                                 74,352
                                                                     ---------
Cash, end of year                                                    $      --
                                                                     ---------
                                                                     ---------

*<F18>  Non-cash financing activities include
        reinvestment of dividends of                  $    35,223

Supplemental Information:
    Cash paid for interest                            $    14,137

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                            STATEMENT OF CASH FLOWS
              FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                            INTERNATIONAL
                                                             REAL ESTATE
                                                             EQUITY FUND
                                                     --------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of capital shares                               $36,583,414
Repurchases of capital shares                         (36,589,404)
Net change in receivables/payables related
  to capital share transactions                          (341,200)
                                                      -----------
Cash used by capital share transactions                  (347,190)
Cash provided by borrowings                                     0
Distributions paid in cash*<F19>                          (18,418)
                                                      -----------
                                                                     $(365,608)
                                                                     ---------

CASH PROVIDED (USED) BY OPERATIONS:
Purchases of investments                               (8,296,380)
Proceeds from sales of investments                      7,948,663
                                                      -----------
                                                         (347,717)
Net investment income                                     377,503
Net change in receivables/payables
  related to operations                                   334,031
                                                      -----------
                                                          711,534
                                                      -----------
                                                                       363,817
                                                                     ---------
Net decrease in cash                                                    (1,791)
Cash, beginning of year                                                  1,791
                                                                     ---------
Cash, end of year                                                    $      --
                                                                     ---------
                                                                     ---------

*<F19>  Non-cash financing activities include
        reinvestment of dividends of                  $   531,583

Supplemental Information:
    Cash paid for interest                            $       679

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             REALTY INCOME & GROWTH FUND
                                                                         -----------------------------------
                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                          APRIL 30, 2003    OCTOBER 31, 2002
                                                                         ----------------   ----------------
                                                                            (UNAUDITED)
OPERATIONS:
   Net investment income                                                   $  1,778,814       $ 1,262,917
   Net realized gain (loss) on:
       Long transactions                                                       (300,716)          321,998
       Short transactions                                                         4,425              (828)
   Change in unrealized appreciation/depreciation on investments              5,156,889        (1,096,795)
                                                                           ------------       -----------
   Change in net assets resulting from operations                             6,639,412           487,292
                                                                           ------------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to Class B Shareholders:
       From net investment income                                                    --              (160)
       From net realized gains on investments                                        --               (30)
   Distributions to Class Y Shareholders:
       From net investment income                                            (2,063,826)       (1,437,313)
       From net realized gains on investments                                  (223,238)          (43,548)
                                                                           ------------       -----------
   Change in net assets resulting from distributions to shareholders         (2,287,064)       (1,481,051)
                                                                           ------------       -----------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares sold                                                 66,624,484        63,721,201
   Dividends reinvested                                                       1,998,049         1,156,597
   Cost of shares redeemed                                                  (20,681,948)      (22,290,358)
                                                                           ------------       -----------
   Change in net assets from shares of beneficial interest transactions      47,940,585        42,587,440
                                                                           ------------       -----------
       Total change in net assets                                            52,292,933        41,593,681
                                                                           ------------       -----------

NET ASSETS:
   Beginning of period                                                       49,650,237         8,056,556
                                                                           ------------       -----------
   End of period*<F20>                                                     $101,943,170       $49,650,237
                                                                           ------------       -----------
                                                                           ------------       -----------
*<F20> Including overdistributed net investment income of                  $   (285,012)               --
                                                                           ------------       -----------
                                                                           ------------       -----------

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             U.S REAL ESTATE EQUITY FUND
                                                                         -----------------------------------
                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                          APRIL 30, 2003    OCTOBER 31, 2002
                                                                         ----------------   ----------------
                                                                            (UNAUDITED)
OPERATIONS:
   Net investment income                                                    $    38,661        $    36,268
   Net realized gain on:
       Long transactions                                                        736,979          2,747,063
       Short transactions                                                            --            224,001
   Change in unrealized appreciation/depreciation on investments              2,745,369          1,974,688
                                                                            -----------        -----------
   Change in net assets resulting from operations                             3,521,009          4,982,020
                                                                            -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to Class Y Shareholders:
       From net investment income                                               (36,268)                --
                                                                            -----------        -----------
   Change in net assets resulting from distributions to shareholders            (36,268)                --
                                                                            -----------        -----------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares sold                                                 27,549,168         72,614,405
   Dividends reinvested                                                          35,223                 --
   Cost of shares redeemed                                                  (28,050,785)       (60,628,063)
                                                                            -----------        -----------
   Change in net assets from shares of beneficial interest transactions        (466,394)        11,986,342
                                                                            -----------        -----------
       Total change in net assets                                             3,018,347         16,968,362
                                                                            -----------        -----------

NET ASSETS:
   Beginning of period                                                       38,357,238         21,388,876
                                                                            -----------        -----------
   End of period*<F21>                                                      $41,375,585        $38,357,238
                                                                            -----------        -----------
                                                                            -----------        -----------
*<F21> Including undistributed net investment income of                     $    38,661        $    36,268
                                                                            -----------        -----------
                                                                            -----------        -----------

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        INTERNATIONAL REAL ESTATE EQUITY FUND
                                                                        -------------------------------------
                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                          APRIL 30, 2003    OCTOBER 31, 2002
                                                                         ----------------   ----------------
                                                                            (UNAUDITED)
OPERATIONS:
   Net investment income                                                    $   377,503       $   268,433
   Net realized gain (loss) on:
       Long transactions                                                       (715,038)          687,777
       Option contracts expired or closed                                            --            41,877
       Foreign currencies                                                         4,598            83,831
   Change in unrealized appreciation/depreciation on:
       Long transactions                                                      3,112,583         1,861,837
       Foreign currencies                                                         7,581            26,670
       Forward currency exchange transactions                                    29,026           (25,772)
                                                                            -----------       -----------
   Change in net assets resulting from operations                             2,816,253         2,944,653
                                                                            -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to Class B Shareholders:
       From net investment income                                                    --              (106)
   Distributions to Class Y Shareholders:
       From net investment income                                              (550,001)         (517,646)
                                                                            -----------       -----------
   Change in net assets resulting from distributions to shareholders           (550,001)         (517,752)
                                                                            -----------       -----------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares sold                                                 36,583,414        71,055,781
   Dividends reinvested                                                         531,583           492,255
   Cost of shares redeemed                                                  (36,589,404)      (67,924,065)
                                                                            -----------       -----------
   Change in net assets from shares of beneficial interest transactions         525,593         3,623,971
                                                                            -----------       -----------
       Total change in net assets                                             2,791,845         6,050,872
                                                                            -----------       -----------

NET ASSETS:
   Beginning of period                                                       31,457,195        25,406,323
                                                                            -----------       -----------
   End of period*<F22>                                                      $34,249,040       $31,457,195
                                                                            -----------       -----------
                                                                            -----------       -----------
*<F22> Including undistributed (overdistributed) net investment income of   $   (27,564)      $   144,934
                                                                            -----------       -----------
                                                                            -----------       -----------

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 DYNAMIC BALANCE FUND
                                                                         -----------------------------------
                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                          APRIL 30, 2003    OCTOBER 31, 2002
                                                                         ----------------   ----------------
                                                                            (UNAUDITED)
OPERATIONS:
   Net investment income                                                    $   531,827       $ 1,038,718
   Net realized loss on investments                                            (138,863)         (173,726)
   Change in unrealized appreciation/depreciation on investments              3,013,655        (3,970,490)
                                                                            -----------       -----------
   Change in net assets resulting from operations                             3,406,619        (3,105,498)
                                                                            -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to Shareholders:
       From net investment income                                              (499,989)       (1,039,037)
       From net realized gains on investments                                        --           (51,211)
                                                                            -----------       -----------
   Change in net assets resulting from distributions to shareholders           (499,989)       (1,090,248)
                                                                            -----------       -----------

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares sold                                                    107,237         8,042,889
   Dividends reinvested                                                         442,030         1,009,991
   Cost of shares redeemed                                                     (335,344)          (33,178)
                                                                            -----------       -----------
   Change in net assets from shares of beneficial interest transactions         213,923         9,019,702
                                                                            -----------       -----------
       Total change in net assets                                             3,120,553         4,823,956
                                                                            -----------       -----------

NET ASSETS:
   Beginning of period                                                       43,027,314        38,203,358
                                                                            -----------       -----------
   End of period*<F23>                                                      $46,147,867       $43,027,314
                                                                            -----------       -----------
                                                                            -----------       -----------
*<F23> Including undistributed net investment income of                     $   135,611       $   103,773
                                                                            -----------       -----------
                                                                            -----------       -----------

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2003 (UNAUDITED)

1.   ORGANIZATION:

     Alpine Equity Trust (the "Equity Trust") was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Alpine Series Trust (the "Series Trust") was organized in 2001 as a Delaware Business Trust, and is registered under the 1940 Act, as an open-end management investment company. Alpine Realty Income & Growth Fund, Alpine U.S. Real Estate Equity Fund, and Alpine International Real Estate Equity Fund are three separate funds of the Equity Trust and Alpine Dynamic Balance Fund is a separate Fund of the Series Trust (individually referred to as a "Fund" and collectively, "the Funds"). Alpine U.S. Real Estate Equity Fund, Alpine International Real Estate Equity Fund and Alpine Dynamic Balance Fund are diversified funds. Alpine Realty Income & Growth is a non-diversified fund. Alpine Management & Research, LLC (the "Adviser") is a Delaware Corporation and serves as an investment manager to the Funds. The Funds currently offer Class Y shares for sale to investors. The U.S. Real Estate Equity Fund offers both Class Y and Class B shares, however the Class B shares are not currently offered except in connection with the reinvestment of dividends and other distributions. Class B shares purchased after January 1, 1997 will automatically convert to Class Y shares after seven years from date of purchase.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

     A.   VALUATION OF SECURITIES:

     The Funds value securities for which the primary market is on a domestic or foreign exchange and over-the- counter securities admitted to trading on the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ") National List at the last quoted sale price at the end of each business day or, if no sale, at the mean of closing bid and asked price. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. Securities for which accurate quotations are not available or market quotations are not readily available, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

     B.   REPURCHASE AGREEMENTS:

     The Funds may invest in repurchase agreements. A custodian holds securities pledged as collateral for repurchase agreements on the Funds' behalf. The Funds monitor the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Funds will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

     C.   SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Securities transactions are recorded on the date a security is purchased or sold (i.e. on the trade date). Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums where applicable. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Funds are made aware of the dividend. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

     D.   SHORT SALE TRANSACTIONS:

     The Funds are authorized to engage in short selling. Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Funds must borrow the security to deliver to the buyer when effecting a short sale. The Funds then are obligated to replace the security borrowed by purchasing it in the open market at some later date. When a fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Funds will incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in value between those dates. The Funds are also at risk of incurring dividend expense if the issuer of the security that has been sold short declares a dividend. The Funds must pay the dividend to the lender of the security.

     All short sales must be fully collateralized. Accordingly, the Funds maintain the collateral in a segregated account with their custodian, consisting of cash and/or liquid securities sufficient to collateralize their obligations on short positions. As of April 30, 2003, there were no outstanding positions of securities sold short.

     E.   INTEREST EXPENSE:

     The U.S. Real Estate Equity Fund, the Realty Income and Growth Fund, and the Dynamic Balance Fund are charged by U.S. Bank, N.A. for all cash overdrafts at the bank's prime lending rate. The International Real Estate Equity Fund is charged by Deutsche Bank AG for all cash overdrafts at the bank's prime rate plus 1.00% per annum. The U.S. Real Estate Equity Fund and the International Real Estate Equity Fund incurred interest expense totaling $14,137 and $679, respectively, for the six months ended April 30, 2003.

     F.   FEDERAL TAXES:

     It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company income and net realized capital gains to shareholders. Therefore, no federal income tax provision is recorded.

     Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments. Where available, the Funds will file for claims on foreign taxes withheld.

     G.   DIVIDENDS AND DISTRIBUTIONS:

     The Funds intend to distribute substantially all of their net investment income and net realized capital gains, if any, annually to their shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as a return of capital.

     H.   CLASS ALLOCATIONS:

     Income, expenses (other than class specific expenses) and realized and unrealized gains and losses of the U.S. Real Estate Equity Fund are allocated among the classes of that fund based on the relative net assets of each class. Class specific expenses are allocated to the class to which they relate. Currently, class specific expenses are limited to those incurred under the Distribution Plan for Class B shares.

     I.   FOREIGN EXCHANGE TRANSACTIONS:

     The Realty Income & Growth Fund and U.S. Real Estate Equity Fund may invest up to 35% and 15%, respectively, of the value of their total assets in foreign securities. The books and records of the Funds are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

          i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

          ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

     Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake any procedural steps required to claim the benefits of such treaties.

     J.   RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES:

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

     K.   FORWARD CURRENCY CONTRACTS:

     A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation. When the forward is closed, the Funds record a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

3.   CAPITAL SHARE TRANSACTIONS:

     The Funds have an unlimited number of shares of beneficial interest, with $0.0001 par value, authorized. Transactions in shares and dollars of the Funds were as follows:

     REALTY INCOME & GROWTH FUND

                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                      APRIL 30, 2003              OCTOBER 31, 2002
                                                                  ----------------------        ----------------------
                                                                   SHARES        AMOUNT          SHARES        AMOUNT
                                                                  --------      --------        --------      --------
     CLASS B
        Shares sold                                                      --    $        --             --    $        --
        Shares issued in reinvestment of dividends                       --             --              4            164
        Shares redeemed                                                  --             --           (465)        (6,588)
                                                                 ----------    -----------     ----------    -----------
        Net change                                                       --             --           (461)        (6,424)
                                                                 ----------    -----------     ----------    -----------

     CLASS Y
        Shares sold                                               4,821,325     66,624,484      4,528,685     63,721,201
        Shares issued in reinvestment of dividends                  145,472      1,998,049         83,115      1,156,433
        Shares redeemed                                          (1,503,853)   (20,681,948)    (1,622,838)   (22,283,770)
                                                                 ----------    -----------     ----------    -----------
        Net change                                                3,462,944     47,940,585      2,988,962     42,593,864
                                                                 ----------    -----------     ----------    -----------
        Total net change                                          3,462,944    $47,940,585      2,988,501    $42,587,440
                                                                 ----------    -----------     ----------    -----------
                                                                 ----------    -----------     ----------    -----------

U.S. REAL ESTATE EQUITY FUND
                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                      APRIL 30, 2003              OCTOBER 31, 2002
                                                                  ----------------------        ----------------------
                                                                   SHARES        AMOUNT          SHARES        AMOUNT
                                                                  --------      --------        --------      --------
     CLASS B
        Shares sold                                                       3    $        49             --    $        --
        Shares redeemed                                              (9,487)      (152,678)       (24,199)      (192,673)
                                                                 ----------    -----------     ----------    -----------
        Net change                                                   (9,484)      (152,629)       (24,199)      (192,673)
                                                                 ----------    -----------     ----------    -----------

     CLASS Y
        Shares sold                                               1,560,619     27,549,119      3,839,812     72,614,405
        Shares issued in reinvestment of dividends                    2,010         35,223             --             --
        Shares redeemed                                          (1,633,931)   (27,898,107)    (3,208,482)   (60,435,390)
                                                                 ----------    -----------     ----------    -----------
        Net change                                                  (71,302)      (313,765)       631,330     12,179,015
                                                                 ----------    -----------     ----------    -----------
        Total net change                                            (80,786)   $  (466,394)       607,131    $11,986,342
                                                                 ----------    -----------     ----------    -----------
                                                                 ----------    -----------     ----------    -----------

INTERNATIONAL REAL ESTATE EQUITY FUND
                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                      APRIL, 30, 2003             OCTOBER 31, 2002
                                                                  ----------------------        ----------------------
                                                                   SHARES        AMOUNT          SHARES        AMOUNT
                                                                  --------      --------        --------      --------
     CLASS B
        Shares sold                                                      --    $        --             --    $        --
        Shares issued in reinvestment of dividends                       --             --              6             73
        Shares redeemed                                                  --             --         (5,312)       (73,074)
                                                                 ----------    -----------     ----------    -----------
        Net change                                                       --             --         (5,306)       (73,001)
                                                                 ----------    -----------     ----------    -----------

     CLASS Y
        Shares sold                                               2,629,101     36,583,414      4,873,950     71,055,781
        Shares issued in reinvestment of dividends                   39,058        531,583         37,860        492,182
        Shares redeemed                                          (2,624,660)   (36,589,404)    (4,686,848)   (67,850,991)
                                                                 ----------    -----------     ----------    -----------
        Net change                                                   43,499        525,593        224,962      3,696,972
                                                                 ----------    -----------     ----------    -----------
        Total net change                                             43,499    $   525,593        219,656    $ 3,623,971
                                                                 ----------    -----------     ----------    -----------
                                                                 ----------    -----------     ----------    -----------

DYNAMIC BALANCE FUND
                                                                     SIX MONTHS ENDED                YEAR ENDED
                                                                      APRIL 30, 2003              OCTOBER 31, 2002
                                                                  ----------------------        ----------------------
                                                                   SHARES        AMOUNT          SHARES        AMOUNT
                                                                  --------      --------        --------      --------
     Shares sold                                                     11,505    $   107,237        810,279    $ 8,042,889
     Shares issued in reinvestment of dividends                      47,824        442,030        101,490      1,009,991
     Shares redeemed                                                (36,514)      (335,344)        (3,491)       (33,178)
                                                                 ----------    -----------     ----------    -----------
     Total net change                                                22,815    $   213,923        908,278    $ 9,019,702
                                                                 ----------    -----------     ----------    -----------
                                                                 ----------    -----------     ----------    -----------

4.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2003 are as follows:

                                                    NON-U.S. GOVERNMENT              U.S. GOVERNMENT
                                                 -------------------------      -------------------------
                                                 PURCHASES        SALES         PURCHASES        SALES
                                                 ----------     ----------      ----------     ----------
     Realty Income & Growth Fund                 $56,382,524    $15,389,458             --             --
     U.S. Real Estate Equity Fund                 12,478,988     15,092,577             --             --
     International Real Estate Equity Fund         9,679,899      8,829,426             --             --
     Dynamic Balance Fund                          9,728,423      7,661,449     $2,231,716     $2,330,625

5.   DISTRIBUTION PLANS:

     Quasar Distributors, LLC ("Quasar") serves as the Funds' distributor. The U.S. Real Estate Equity Fund has adopted a distribution plan (the "Plan") for its Class B shares as allowed by Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution and servicing of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets for distribution fees and up to 0.75% of the Fund's average daily net assets for shareholder servicing fees. Amounts paid under the plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $10,800 pursuant to the plan for the six months ended April 30, 2003.

     The plan for the U.S. Real Estate Equity Fund may be terminated at any time by vote of the Trustees of the Equity Trust who are not "interested persons" as defined by the 1940 Act of the Equity Trust, or by vote of a majority of the outstanding voting shares of the respective class.

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS:

     Alpine Management & Research, LLC ("Alpine") provides investment advisory services to the Funds. Pursuant to the investment adviser's agreement with the U.S. Real Estate Equity Fund and Realty Income & Growth Fund, Alpine is entitled to an annual fee based on the Funds' average daily net assets, in accordance with the following schedule:

               First $750 million                           1.00%
               Next $250 million                            0.90%
               Over $1 billion                              0.80%

     Alpine is entitled to an annual fee based on 1.00% of each Fund's average daily net assets for the International Real Estate Equity Fund and Dynamic Balance Fund.

     The Adviser agreed to reimburse the Realty Income & Growth Fund and the Dynamic Balance Fund to the extent necessary to ensure that the Funds' total operating expenses (excluding interest, brokerage commissions and extraordinary expenses) did not exceed 1.50% and 1.35% of the Funds' average daily net assets, respectively. The Adviser may recover from the Dynamic Balance Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the six months ending April 30, 2003, the Adviser waived investment advisory fees totaling $24,238 and $86,170, for the Realty Income & Growth Fund and the Dynamic Balance Fund, respectively.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                YEAR OF EXPIRATION           DYNAMIC BALANCE FUND
                ------------------           --------------------
                     10/31/04                      $ 6,253
                     10/31/05                      $63,753
                     10/31/06                      $86,170

7.   CONCENTRATION OF CREDIT RISK:

     The Funds invest a substantial portion of their assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts (REITs). As a result, the Funds may be more affected by economic developments in the real estate industry than would a general equity fund.

8.   OTHER FEDERAL INCOME TAX INFORMATION:

     At April 30, 2003, gross unrealized appreciation and depreciation of investments for federal tax purposes were as follows:

                                                        COST FOR       TAX BASIS        TAX BASIS     TAX BASIS NET
                                                        FEDERAL          GROSS            GROSS        UNREALIZED
                                                       INCOME TAX      UNREALIZED      UNREALIZED     APPRECIATION
                                                        PURPOSES      APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                                       ----------     ------------    ------------   --------------
     Realty Income & Growth Fund                      $101,634,634     $7,327,804     $(2,589,265)     $4,738,539
     U.S. Real Estate Equity Fund                       40,358,209      7,053,840      (4,678,399)      2,375,441
     International Real Estate Equity Fund              34,078,630      4,914,077      (5,456,998)       (542,921)
     Dynamic Balance Fund                               47,159,109      4,356,247      (5,129,784)       (773,537)

     Any differences between the cost amount for book purposes and tax purposes are due to deferred wash sale losses, PFIC and REIT tax adjustments.

     Information for Federal income tax purposes as of October 31, 2002:

                                                DISTRIBUTABLE     DISTRIBUTABLE
                                                   ORDINARY         LONG-TERM
                                                    INCOME        CAPITAL GAINS
                                                -------------     -------------
     Realty Income & Growth Fund                  $  1,397          $223,218
     U.S. Real Estate Equity Fund                   36,268                --
     International Real Estate Equity Fund         364,650                --
     Dynamic Balance Fund                           89,543                --

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

                                                                           LONG-TERM                              CAPITAL LOSS
                                                    ORDINARY INCOME       CAPITAL GAIN      NET CAPITAL LOSS       CARRYOVER
                                                       DIVIDENDS         DISTRIBUTIONS      CARRYOVER*<F24>        EXPIRATION
                                                    ---------------      -------------      ----------------       ----------
     Realty Income & Growth Fund                       $1,437,473           $43,578                  --                   --
     U.S. Real Estate Equity Fund                              --                --             295,637             10/31/06
                                                                                                587,540             10/31/07
     International Real Estate Equity Fund                517,752                --              33,713             10/31/08
     Dynamic Balance Fund                               1,090,248                --             140,968             10/31/10

*<F24> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

ALPINE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  REALTY INCOME & GROWTH FUND
                                                            ----------------------------------------------------------------------
                                                            SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,           PERIOD ENDED
                                                                APRIL 30,        ------------------------------       OCTOBER 31,
                                                                  2003           2002         2001          2000      1999(A)<F25>
                                                               -----------       ----         ----          ----      ------------
                                                               (UNAUDITED)
CLASS Y SHARES
NET ASSET VALUE, BEGINNING OF PERIOD                             $13.55         $11.92       $11.43        $ 9.90        $10.00
                                                                 ------         ------       ------        ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.36           0.76(c)      0.59          0.67          0.64(b)
                                                                                    <F27>                                    <F26>
   Net realized/unrealized gains (losses) on investments           0.84           1.74         0.71          1.77         (0.32)
                                                                 ------         ------       ------        ------        ------
   Total from investment operations                                1.20           2.50         1.30          2.44          0.32
                                                                 ------         ------       ------        ------        ------

LESS DISTRIBUTIONS:
   Net investment income                                          (0.40)         (0.81)       (0.81)        (0.88)        (0.42)
   Net realized gains on investments                              (0.05)         (0.06)          --         (0.01)           --
   Return of capital                                                 --             --           --         (0.02)           --
                                                                 ------         ------       ------        ------        ------
   Total distributions                                            (0.45)         (0.87)       (0.81)        (0.91)        (0.42)
                                                                 ------         ------       ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                   $14.30         $13.55       $11.92        $11.43        $ 9.90
                                                                 ------         ------       ------        ------        ------
                                                                 ------         ------       ------        ------        ------

TOTAL RETURN                                                       9.06%(d)      21.21%       11.44%        25.72%         3.14%(d)
                                                                      <F28>                                                   <F28>

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                           $101,943        $49,650       $8,051        $7,255        $3,842
   Ratio of expenses to average net assets                         1.50%(e)       1.46%        1.41%         1.49%         1.50%(e)
                                                                      <F29>                                                   <F29>
   Ratio of net investment income to average net assets            4.96%(e)       5.62%        4.68%         6.10%         7.76%(e)
                                                                      <F29>                                                   <F29>
   Ratio of expenses to average net assets (f)<F30>                1.57%(e)       1.57%        2.59%         3.10%         4.18%(e)
                                                                      <F29>                                                   <F29>
   Ratio of interest expense to average net assets                 0.00%(e)       0.00%        0.11%         0.12%          N/A
                                                                      <F29>
   Portfolio turnover                                                26%            86%         149%          137%          159%

(a)<F25> For the period from December 29, 1998 (commencement of class operations) to October 31, 1999.
(b)<F26> Net investment income per share is calculated using average shares outstanding during the period.
(c)<F27> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(d)<F28>  Not annualized.
(e)<F29>  Annualized.
(f)<F30> During the periods, certain fees were waived or reimbursed. If such fee waivers or reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. REAL ESTATE EQUITY FUND
                                            -----------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED     YEAR ENDED  PERIOD ENDED             YEAR ENDED SEPTEMBER 30,
                                             APRIL 30,   OCTOBER 31,  OCTOBER 31,      ----------------------------------------
                                                2003        2002     2001(A)<F31>      2001        2000        1999        1998
                                            -----------  ----------- ------------      ----        ----        ----        ----
                                            (UNAUDITED)
CLASS B SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $16.42      $12.75       $12.80        $12.89      $10.65      $12.12      $19.14
                                               ------      ------       ------        ------      ------      ------      ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income (loss)                 (0.07)      (0.15)       (0.01)        (0.18)      (0.20)      (0.12)(b)   (0.05)(b)
                                                                                                                   <F32>       <F32>
   Net realized/unrealized
     gains (losses) on investments               1.97        3.82        (0.04)         0.09        2.44       (1.23)      (4.18)
                                               ------      ------       ------        ------      ------      ------      ------
   Total from investment operations              1.90        3.67        (0.05)        (0.09)       2.24       (1.35)      (4.23)
                                               ------      ------       ------        ------      ------      ------      ------

LESS DISTRIBUTIONS:
   Net investment income                           --          --           --            --          --          --       (0.11)
   Net realized gains on investments               --          --           --            --          --       (0.11)      (2.68)
   Return of capital                               --          --           --            --          --       (0.01)         --
                                               ------      ------       ------        ------      ------      ------      ------
   Total distributions                             --          --           --            --          --       (0.12)      (2.79)
                                               ------      ------       ------        ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                 $18.32      $16.42       $12.75        $12.80      $12.89      $10.65      $12.12
                                               ------      ------       ------        ------      ------      ------      ------
                                               ------      ------       ------        ------      ------      ------      ------

TOTAL RETURN
  (excludes redemption charges)                 11.57%(c)   28.78%       (0.39)%(c)    (0.70)%     20.92%     (11.28)%    (25.43)%
                                                    <F33>                     <F33>

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)           $2,364      $2,275       $2,075        $2,089      $2,343      $3,094      $6,352
   Ratio of expenses to
     average net assets                          3.11%(d)    2.72%        3.23%(d)      2.97%       3.66%       3.61%       2.70%
                                                    <F34>                    <F34>
   Ratio of net investment loss
     to average net assets                      (0.71)%(d)  (0.84)%      (1.33)%(d)    (1.23)%     (1.51)%     (0.96)%     (0.42)%
                                                     <F34>                    <F34>
   Ratio of expenses
     to average net assets (e)<F35>               N/A         N/A         3.46%(d)      3.16%       3.87%       3.61%       2.72%
                                                                             <F34>
   Ratio of interest expense
     to average net assets                       0.08%(d)    0.00%        0.03%(d)       N/A        0.30%        N/A         N/A
                                                    <F34>                    <F34>
   Portfolio turnover (f)<F36>                     35%        115%          10%          151%        143%         77%        138%

(a)<F31>  For the period from October 1, 2001 to October 31, 2001.
(b)<F32> Net investment income per share is calculated using average shares outstanding during the period.
(c)<F33>  Not annualized.
(d)<F34>  Annualized.
(e)<F35> During the periods, certain fees were waived or reimbursed. If such fee waivers or reimbursement had not occurred, the ratios would have been as indicated.
(f)<F36> Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. REAL ESTATE EQUITY FUND
                                            -----------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED     YEAR ENDED  PERIOD ENDED              YEAR ENDED SEPTEMBER 30,
                                             APRIL 30,   OCTOBER 31,  OCTOBER 31,      ----------------------------------------
                                                2003        2002     2001(A)<F37>      2001        2000        1999        1998
                                            -----------  ----------- ------------      ----        ----        ----        ----
                                            (UNAUDITED)
CLASS Y SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $17.53      $13.54       $13.57        $13.54      $11.07      $12.47      $19.49
                                               ------      ------       ------        ------      ------      ------      ------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income (loss)                  0.03        0.03           --         (0.04)      (0.06)      (0.02)(b)    0.13(b)
                                                                                                                   <F38>      <F38>
   Net realized /unrealized gains (losses)
     on investments                              2.10        3.96        (0.03)         0.07        2.53       (1.26)      (4.32)
                                               ------      ------       ------        ------      ------      ------      ------
   Total from investment operations              2.13        3.99        (0.03)         0.03        2.47       (1.28)      (4.19)
                                               ------      ------       ------        ------      ------      ------      ------

LESS DISTRIBUTIONS:
   Net investment income                        (0.02)         --           --            --          --          --       (0.15)
   Net realized gains on investments               --          --           --            --          --       (0.11)      (2.68)
   Return of capital                               --          --           --            --          --       (0.01)         --
                                               ------      ------       ------        ------      ------      ------      ------
   Total distributions                          (0.02)         --           --            --          --       (0.12)      (2.83)
                                               ------      ------       ------        ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                 $19.64      $17.53       $13.54        $13.57      $13.54      $11.07      $12.47
                                               ------      ------       ------        ------      ------      ------      ------
                                               ------      ------       ------        ------      ------      ------      ------

TOTAL RETURN                                    12.16%(c)   29.47%       (0.22)%(c)     0.22%      22.31%     (10.40)%    (24.69)%
                                                    <F39>                     <F39>

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)          $39,012     $36,083      $19,314       $19,643     $17,891     $17,405     $25,832
   Ratio of expenses to average net assets       2.11%(d)    1.72%        2.23%(d)      1.98%       2.57%       2.68%       1.70%
                                                    <F40>                    <F40>
   Ratio of net investment income (loss)
     to average net assets                       0.29%(d)    0.16%       (0.33)%(d)    (0.25)%     (0.47)%     (0.19)%      0.58%
                                                    <F40>                     <F40>
   Ratio of expenses
     to average net assets (e)<F41>               N/A         N/A         2.46%(d)      2.16%       2.78%       2.68%       1.72%
                                                                             <F40>
   Ratio of interest expense
     to average net assets                       0.08%(d)    0.00%        0.03%(d)       N/A        0.30%        N/A         N/A
                                                    <F40>                    <F40>
   Portfolio turnover (f)<F42>                    35%(d)      115%          10%          151%        143%         77%        138%
                                                   <F40>

(a)<F37>  For the period from October 1, 2001 to October 31, 2001.
(b)<F38> Net investment income is calculated using average shares outstanding during the period.
(c)<F39>  Not annualized.
(d)<F40>  Annualized.
(e)<F41> During the periods, certain fees were waived or reimbursed. If such fee waivers or reimbursements had not occurred, the ratios would have been as indicated.
(f)<F42> Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  INTERNATIONAL REAL ESTATE EQUITY FUND
                                           ------------------------------------------------------------------------------------
                                             SIX MONTHS                             YEAR ENDED OCTOBER 31,
                                               ENDED           ----------------------------------------------------------------
                                           APRIL 30, 2003      2002           2001           2000           1999           1998
                                           --------------      ----           ----           ----           ----           ----
                                            (UNAUDITED)
CLASS Y SHARES
NET ASSET VALUE, BEGINNING OF PERIOD           $13.81         $12.34         $12.73         $13.23         $12.96         $12.97
                                               ------         ------         ------         ------         ------         ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                  0.15           0.12(b)          --          (0.14)(a)       0.03(a)        0.01
                                                                  <F44>                          <F43>         <F43>
   Net realized/unrealized
     gains (losses) on investments               1.01           1.60          (0.39)         (0.31)          0.25          (0.02)
                                               ------         ------         ------         ------         ------         ------
   Total from investment operations              1.16           1.72          (0.39)         (0.45)          0.28          (0.01)
                                               ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   Net investment income                        (0.22)         (0.25)            --          (0.04)         (0.01)            --
   Return of capital                               --             --             --          (0.01)            --             --
                                               ------         ------         ------         ------         ------         ------
   Total distributions                          (0.22)         (0.25)            --          (0.05)         (0.01)            --
                                               ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                 $14.75         $13.81         $12.34         $12.73         $13.23         $12.96
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

TOTAL RETURN                                     8.55%(e)      14.03%         (3.06)%        (3.42)%         2.19%         (0.08)%
                                                    <F47>

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)          $34,249        $31,457        $25,344        $29,580        $33,097        $34,646
   Ratio of expenses to
     average net assets                          1.73%(d)       1.81%          1.96%          2.40%          2.08%          1.78%
                                                    <F46>
   Ratio of net investment income (loss)
     to average net assets                       2.16%(d)       0.82%          0.00%         (1.08)%         0.24%          0.04%
                                                    <F46>
   Ratio of expenses to
     average net assets (c)<F45>                  N/A            N/A           2.14%          2.60%          2.08%          1.78%
   Ratio of interest expense
     to average net assets                       0.00%(d)       0.00%          0.11%          0.33%           N/A            N/A
                                                    <F46>
   Portfolio turnover                              26%            48%            49%            72%            31%            82%

(a)<F43> Net investment income per share is calculated using average shares outstanding during the period.
(b)<F44> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(c)<F45> During the periods, certain fees were waived or reimbursed. If such fee waivers or reimbursements had not occurred, the ratios would have been as indicated.
(d)<F46>  Annualized.
(e)<F47>  Not annualized.

                       See notes to financial statements.

ALPINE MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DYNAMIC BALANCE FUND
                                                    -----------------------------------------------------------------
                                                    SIX MONTHS ENDED       YEAR ENDED              PERIOD ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002    OCTOBER 31, 2001 (A)<F48>
                                                    ----------------    ----------------    -------------------------
                                                      (UNAUDITED)
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD                      $9.17              $10.10                   $10.00
                                                          -----              ------                   ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.11                0.24                     0.09
   Net realized/unrealized
     gains (losses) on investments                         0.62               (0.91)                    0.07
                                                          -----              ------                   ------
   Total from investment operations                        0.73               (0.67)                    0.16
                                                          -----              ------                   ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                   (0.11)              (0.25)                   (0.06)
   Net realized gains on investments                         --               (0.01)                      --
                                                          -----              ------                   ------
   Total distributions                                    (0.11)              (0.26)                   (0.06)
                                                          -----              ------                   ------
NET ASSET VALUE, END OF PERIOD                            $9.79             $  9.17                   $10.10
                                                          -----              ------                   ------
                                                          -----              ------                   ------

TOTAL RETURN                                               8.00%(b)<F49>      (6.82)%                   1.64%(b)<F49>

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                    $46,148             $43,027                  $38,203
   Ratio of expenses to average net assets                 1.35%(d)<F51>       1.35%                    1.35%(c)
   Ratio of net investment income
     to average net assets                                 2.47%(d)<F51>       2.45%                    2.55%(c)<F50>
   Ratio of expenses to
     average net assets (d)<F51>                           1.75%(d)<F51>       1.50%                    1.40%(c)<F50>
   Ratio of interest expense
     to average net assets                                  N/A                 N/A                      N/A
   Portfolio turnover                                        24%                 42%                       9%

(a)<F48> For the period from June 7, 2001 (commencement of operations) to October 31, 2001.
(b)<F49>  Not Annualized
(c)<F50>  Annualized
(d)<F51> During the periods, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

                                    TRUSTEES
                                Samuel A. Lieber
                               Laurence B. Ashkin
                                 H. Guy Leibler
                                  Donald Stone

                               INVESTMENT ADVISER
                      Alpine Management and Research, LLC
                       2500 Westchester Avenue, Suite 215
                               Purchase, NY 10577
                              www.alpinefunds.com

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 SUB-CUSTODIAN
                                Deutsche Bank AG
                                 100 Plaza One
                             Jersey City, NJ 07311

                         TRANSFER AGENT & ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee,Wisconsin 53202

                                  ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                 LEGAL COUNSEL
                             Spitzer & Feldman P.C.
                                405 Park Avenue
                               New York, NY 10022

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee,Wisconsin 53202

                        SHAREHOLDER/INVESTOR INFORMATION
                                 (888) 785-5578

                                  ALPINE FUNDS
                       2500 Westchester Avenue, Suite 215
                               Purchase, NY 10577
                                 (914) 251-0880

                                    (06/03)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. [RESERVED]
------------------

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Alpine Equity Trust
                   --------------------------

     By (Signature and Title) /s/ Samuel A. Lieber
                              --------------------------------
                              Samuel A. Lieber, President

     Date               7/09/03
               -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Alpine Equity Trust
                   --------------------------

     By (Signature and Title) /s/ Sheldon Flamm
                              --------------------------------
                              Sheldon Flamm, Treasurer

     Date            7/09/03
               -----------------------------